AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 2, 2007

                                                            FILE NOS. 333-50529;
                                                                       811-08759

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Pre-Effective Amendment No. / /
                       Post-Effective Amendment No. 14 /X/

                          REGISTRATION STATEMENT UNDER
                       THE INVESTMENT COMPANY ACT OF 1940
                              Amendment No. 18 /X/


                         LAUDUS VARIABLE INSURANCE TRUST
               (Exact Name of Registrant as Specified in Charter)

             101 Montgomery Street, San Francisco, California 94104
             ------------------------------------------------------
               (Address of Principal Executive Offices) (Zip code)

                                 (415) 627-7000
                                 --------------
              (Registrant's Telephone Number, including Area Code)

Name and Address of Agent for Service:     Copies to:
--------------------------------------     ----------
EVELYN DILSAVER                            TIMOTHY W. LEVIN, ESQ.
Charles Schwab Investment Management, Inc. Morgan, Lewis & Bockius LLP
101 Montgomery Street                      1701 Market Street
San Francisco, CA 94104                    Philadelphia, PA 19103

Approximate Date of Proposed Public Offering:  Continuous.

It is proposed that this filing will become effective (check appropriate box):

/ / Immediately upon filing pursuant to paragraph (b)
/ / On (DATE) pursuant to paragraph (b)
/ / 60 days after filing pursuant to paragraph (a)(1)
/ / On [date] pursuant to paragraph (a)(1)
/X/ 75 days after filing pursuant to paragraph (a)(2)
/ / On [date] pursuant to paragraph (a)(2)

PROSPECTUS
             , 2007
---------- --
                                                              (LAUDUS FUND LOGO)


                                                          COMMAND PERFORMANCE TM

LAUDUS SHORT-TERM GOVERNMENT SECURITIES FUND

ADVISER
Charles Schwab Investment Management, Inc.

The Securities and Exchange Commission has not approved or disapproved of the shares described in this prospectus or determined whether this prospectus is accurate or complete. Any representation to the contrary is a crime. Please see the inside front cover of this prospectus for important privacy policy information.

SHAREHOLDER SERVICES
 .   .   .
- --- --- ----

                                TABLE OF CONTENTS

                                                                           PAGE
INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES.................   3
PRINCIPAL RISKS...........................................................   4
FEES AND EXPENSES.........................................................   6
MANAGEMENT OF THE FUND....................................................   7
DISTRIBUTOR...............................................................   7
PURCHASING SHARES.........................................................   8
REDEEMING SHARES..........................................................  10
HOW THE FUND PRICES ITS SHARES ...........................................  10
DISTRIBUTIONS.............................................................  11
TAXES.....................................................................  11
DISCLOSURE OF PORTFOLIO SECURITIES INFORMATION............................  12
FINANCIAL HIGHLIGHTS......................................................  12

                  LAUDUS SHORT-TERM GOVERNMENT SECURITIES FUND

            INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES

The following is a description of the investment objectives and principal investment strategies of the Laudus Short-Term Government Securities Fund (the "Fund"). The Fund is a series of Laudus Variable Insurance Trust (the "Trust"). Except as explicitly described otherwise, the investment objective and policies of the Fund may be changed without shareholder approval. The Fund is advised by Charles Schwab Investment Management, Inc. ("CSIM" or the "Adviser").

The principal risks of the Fund are discussed beginning on page 4. Please be sure to read this additional information BEFORE you invest.

INVESTMENT OBJECTIVE

The Fund seeks current income consistent with stability of principal.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its net assets in fixed income securities issued or guaranteed by the U.S. government, its agencies and instrumentalities. For purposes of this test only, net assets includes borrowings for investment purposes. The Fund will provide shareholders with at least 60 days' prior notice of any change in this policy. The Fund may use financial and stock index futures and options to protect against adverse changes to the value of portfolio securities due to anticipated changes in interest rates or market conditions.

The Fund generally maintains a dollar-weighted portfolio average life of 3 years or less. The Adviser manages the Fund's portfolio average life in light of current market and economic conditions to provide a competitive current yield with relative stability of principal. In selecting particular investments, the Adviser looks for securities that offer relative value, based on its assessment of real interest rates and the yield curve. There is no limit on the maximum maturity for a particular security.

For temporary defensive purposes during unusual market conditions, the fund may invest up to 100% of its assets in cash, cash equivalents or other high quality short-term investments. When the fund engages in such activities, the fund would not be pursuing its investment strategy and, as a result, it may not achieve its investment goal.

The fund may buy and sell portfolio securities actively. If it does, its portfolio turnover rate and transaction costs will rise, which may lower fund performance and increase the likelihood of capital gain distributions.

                                 PRINCIPAL RISKS

INVESTMENT RISK. The fund is not a money market fund or a bank deposit. Its shares are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

MARKET RISK. Bond markets and the values of the securities owned by the fund rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the fund will fluctuate, which means that you could lose money.

INTEREST RATE RISK. The fund is subject to the risk that interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the fund's yield will change over time. During periods when interest rates are low, the fund's yield (and total return) also may be low. When interest rates rise, bond prices usually fall, which could cause the fund's share price to fall. Assuming a one year duration for the fund, a 2% increase in interest rates would result in approximately a 2% decrease in the fund's share price. This risk is greater when the fund holds bonds with longer maturities.

CREDIT RISK. The fund is subject to the risk that a decline in the credit quality of a portfolio investment could cause the fund's share price to fall. Although the fund invests primarily in investment-grade securities, the fund could lose money if the issuer or guarantor of a portfolio investment or the counterparty to a derivatives contract fails to make timely principal or interest payments or otherwise honor its obligations. Securities rated below investment-grade (junk bonds) involve greater risks of default or downgrade and are more volatile than investment-grade securities. Below investment-grade securities involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of below investment-grade securities may be more susceptible than other issuers to economic downturns. Such securities are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the securities.

PREPAYMENT AND EXTENSION RISK. The fund's investments are subject to the risk that the securities may be paid off earlier or later than expected. Either situation could cause the fund to hold securities paying lower-than market rates of interest, which could hurt the fund's yield or share price. In addition, rising interest rates tend to extend the duration of certain fixed income securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the fund may exhibit additional volatility. This is known as extension risk. When interest rates decline, borrowers may pay off their fixed income securities sooner than expected. This can reduce the returns of the fund because the fund will have to reinvest that money at the lower prevailing interest rates. This is known as prepayment risk.

FOREIGN INVESTMENT RISK. The fund's investments in securities of foreign issuers involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions, or changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges). In certain countries, legal remedies available to investors may be more limited than those available with respect to investments in the United States. The securities of some foreign companies may be less liquid and, at times, more volatile than securities of comparable U.S. companies. The fund may also experience more rapid or extreme changes in value as compared to a fund that invests solely in securities of U.S. companies because the securities' markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries.

CURRENCY RISK. As a result of the fund's investments in securities denominated in, and/or receiving revenues in, foreign currencies, the fund will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the fund would be adversely affected.

CONVERTIBLE SECURITIES RISK. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exercised for a prescribed amount of common stock at a specified time and price. Convertible securities provide an opportunity for equity participation, with the potential for a higher dividend or interest yield and lower price volatility compared to common stock. The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline, and the credit standing of the issuer. The price of a convertible security will also normally vary in some proportion to changes in the price of the underlying common stock because of the conversion or exercise feature.

DERIVATIVES RISK. The fund may use derivatives to enhance returns or hedge against market declines. Examples of derivatives are options, futures, options on futures and swaps. An option is the right to buy or sell an instrument at a specific price before a specific date. A future is an agreement to buy or sell a financial instrument at a specific price on a specific day. A swap is an agreement whereby two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities and a predetermined amount. A credit default swap is an agreement in which the seller agrees to make a payment to the buyer in the event of a specified credit event in exchange for a fixed payment or series of fixed payments. The fund's use of derivative instruments involves risks different from or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as credit risk, leverage risk, market risk and management risk, are discussed elsewhere in this section. The fund's use of derivatives is also subject to liquidity risk, lack of availability risk, valuation risk, correlation risk and tax risk. Liquidity risk is the risk that the fund may not be able to purchase or liquidate a particular derivative at an advantageous time or place. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause the fund to realize higher amounts of short-term capital gain. These risks could cause the fund to lose more than the principal amount invested.

LEVERAGE RISK. Certain fund transactions, such as derivatives, may give rise to a form of leverage and may expose the fund to greater risk. Leverage tends to magnify the effect of any decrease or increase in the value of the fund's portfolio securities. The use of leverage may cause the fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

SHORT SALES RISK. Short sales are transactions in which the fund sells a security it does not own. To complete a short sale, the fund must borrow the security to deliver to the buyer. The fund is then obligated to replace the borrowed security by purchasing the security at the market price at the time of replacement. This price may be more or less than the price at which the security was sold by the fund and the fund will incur a loss if the price of the security sold short increases between the time of the short sale and the time the fund replaces the borrowed security.

MANAGEMENT RISK. The fund is an actively managed mutual fund. Any actively managed mutual fund is subject to the risk that its investment adviser will make poor security selections. The fund's investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. In addition, the investment adviser's maturity and duration decisions also will affect the fund's performance. To the extent that the investment adviser anticipates interest rate trends imprecisely, the fund could also miss yield opportunities or its share price could fall.

INVESTMENT STYLE RISK. In exchange for seeking minimal fluctuation in share price, the fund may offer lower long-term performance than stock investments or certain other bond investments.

PERFORMANCE INFORMATION

The Fund does not yet have performance information because it will not be operational until approximately __________ __, 2007.

                                FEES AND EXPENSES

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (paid directly from your investment):
Maximum Sales Charge.................................................  N/A
Maximum Sales Charge (Load) Imposed on Purchases.....................  N/A
Maximum Deferred Sales Charge (Load).................................  N/A
Maximum Sales Charge (Load) Imposed on Reinvested Dividends..........  N/A
Redemption Fee (charged only to shares redeemed within 30
  days of purchase)1.................................................  2.00%
Exchange Fee.........................................................  N/A
Acquired Fund Fees and Expenses......................................  N/A

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets) and EXAMPLES

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other Fund. They assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% return each year, that the Fund's operating expenses stay the same and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.

                        OPERATING EXPENSES
-------------------------------------------------------------------
LAUDUS SHORT-TERM GOVERNMENT SECURITIES FUND
Management Fees
                                                          ---------

Distribution and Shareholder Service (12b-1) Fees         None

Other Expenses 2
                                                          ---------

Total Annual Fund Operating Expenses
                                                          ---------

Fee Waiver and/or Expense Reimbursement 3
                                                          ---------
Net Expenses
                                                          ---------

                 EXAMPLE
-----------------------------------------------------
             AFTER   AFTER      AFTER       AFTER
            1 YEAR  3 YEARS    5 YEARS    10 YEARS
           ---------------------------------------
Fund       $ ___    $___        $___       $ ____

1 The Trust reserves the right, in its sole discretion, to waive this fee when, in its judgment, such waiver would be in the best interests of the Trust or the Fund. The Fund charges no other redemption fees.

2 Because the Fund is a new fund (as defined in Form N-1A under the Investment Company Act of 1940, as amended (the "1940 Act")), "Other Expenses" are based on estimated amounts for the current fiscal year.

3 Reflects the Adviser's contractual undertaking in the Expense Limitation
  Agreement to waive its management fee and bear certain expenses (exclusive of nonrecurring account fees, interest expense, extraordinary expenses, dividends on securities sold short, service fees, subtransfer agency and subaccounting fees and distribution and shareholder service fees). The Expense Limitation Agreement will be in place until at least _________, __ 2009. The Adviser may, but is not required to, extend the Agreement for additional years. Any amounts waived or reimbursed in a particular fiscal year will be subject to reimbursement by the Fund to CSIM during the next two fiscal years to the extent that the repayment will not cause the Fund's Net Expenses to exceed the current limit (as stated in the Expense Limitation Agreement) during the respective year.

                             MANAGEMENT OF THE FUND

The Trust's Board of Trustees oversees the general conduct of the Trust and the Fund.

INVESTMENT ADVISER
The investment adviser for the Fund is CSIM, 101 Montgomery Street, San Francisco, CA 94104. Founded in 1989, the firm today serves as investment adviser for all of the Schwab Fund and the Laudus Fund. As of _________, 200_, CSIM managed __ mutual Fund and approximately $___ billion in assets. As the investment adviser, the firm oversees the asset management and administration for the Fund.

As compensation for these services, the firm receives a management fee from the fund of _______.

As described in the "Annual Fund Operating Expenses" table in the section entitled "Fees and Expenses," CSIM has entered into an Expense Limitation Agreement to reduce its management fees and bear certain expenses until _________, 200_, to limit the total annual operating expenses of the Fund. Under that agreement, any amounts waived or reimbursed in a particular fiscal year will be subject to reimbursement by the Fund to CSIM during the next two fiscal years to the extent that repayment will not cause the Fund's expenses to exceed the current limit (as stated in the Expense Limitation Agreement) during the respective year.

A discussion regarding the basis for the Board's approval of the Fund's investment advisory agreement will be available in the Fund's annual and semi-annual reports.

PORTFOLIO MANAGEMENT

MATTHEW HASTINGS, CFA, a vice president and senior portfolio manager of the investment adviser, has day-to-day responsibility for the management of the fund. He joined the firm in 1999 and has worked in fixed-income asset management since 1996.

The Statement of Additional Information (the "SAI") provides additional information about the portfolio manager's compensation, other accounts managed and ownership of securities in the Fund.

                                   DISTRIBUTOR

Shares of the Fund are sold on a continuous basis by the Trust's principal underwriter, Charles Schwab & Co. Inc., (the "Distributor"). The
Distributor's principal offices are located at 101 Montgomery Street, San Francisco, CA 94104.

CSIM may pay certain Intermediaries (as defined below) for performing shareholder, recordkeeping, administrative, transfer agency or other services for their customers. In addition, CSIM may pay certain Intermediaries for providing distribution, marketing or promotional services. The payments described by this paragraph are paid by CSIM, and not by the Fund or its shareholders, and may be substantial.

GENERAL

Shares of the Fund may be sold to corporations or other institutions such as trusts, foundations, broker-dealers or other intermediaries purchasing for the accounts of others (collectively, "Intermediaries"). Investors purchasing and redeeming shares of the Fund through an Intermediary may be charged a transaction-based fee or other fee for the services provided by the Intermediary. Each such Intermediary is responsible for transmitting to its customers a schedule of any such fees and information regarding any additional or different conditions with respect to purchases and redemptions of Fund shares. Customers of Intermediaries should read this Prospectus in light of the terms governing accounts with their particular organization.

                                PURCHASING SHARES

The offering price for shares of the Fund is the net asset value per share next determined after receipt of a purchase order. See "How the Fund Prices its Shares."

If you place an order through an Intermediary, please consult with that Intermediary to determine when your order will be executed. You receive either the share price next calculated after your Intermediary has received your order, if the Intermediary has such an arrangement with a Fund, or the share price next calculated after a Fund receives your order from your Intermediary. Some Intermediaries may require your orders prior to a specified cut-off time. Investors may be charged an additional fee by their Intermediary if they effect transactions through such persons.

The Trust reserves the right, in its sole discretion, to suspend the offering of shares of the Fund or to reject purchase orders when it believes that suspension or rejection would be in the best interest of the Trust or its shareholders.

If you deal directly with an Intermediary, you will have to follow the Intermediary's procedures for transacting with the Fund. For more information about how to purchase, sell, convert or exchange Fund shares through your Intermediary, you should contact your Intermediary directly.

INITIAL INVESTMENTS BY WIRE

Subject to acceptance by the Trust, shares of the Fund may be purchased by wiring federal funds. Please first contact the Trust at _.___.___.____for complete wiring instructions. Notification must be given to the Trust at _.___.___.____prior to the close of the New York Stock Exchange ("NYSE") (generally 4:00 p.m., Eastern time) on the wire date. Federal funds purchases will be accepted only on a day on which the Trust, the Distributor and the Custodian are all open for business. A completed Account Application must be faxed to the Trust on the day the wire is sent and must also be overnighted to the Trust at Laudus Variable Insurance Trust, _____________________. Please call _.___.___.____for details.

INITIAL INVESTMENTS BY MAIL

Subject to acceptance by the Trust, an account may be opened by completing and signing an Account Application and mailing it, along with a check for the purchase amount, to Laudus Variable Insurance Trust, _____________________.

In all cases, subject to acceptance by the Trust, payment for the purchase of shares received by mail will be credited to a shareholder's account at the net asset value per share of a Fund next determined after receipt, even though the check may not yet have been converted into federal funds.

ADDITIONAL INVESTMENTS

Additional cash investments may be made at any time by mailing a check to the Trust at the address noted under "Initial Investments by Mail" (payable to Laudus Variable Insurance Trust) or by wiring funds as noted under "Initial Investments by Wire." Notification must be given at _.___.___.____or to the appropriate broker-dealer prior to the close of the NYSE (generally 4:00 p.m., Eastern time) on the wire date.

CUSTOMER IDENTIFICATION AND VERIFICATION AND ANTI-MONEY LAUNDERING PROGRAM

Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. Accounts for the Fund are generally opened through other financial institutions or Intermediaries. When you open your account through your financial institution or Intermediary, you will have to provide your name, address, date of birth, identification number and other information that will allow the financial institution or Intermediary to identify you. This information is subject to verification by the financial institution or Intermediary to ensure the identity of all persons opening an account.

Your financial institution or Intermediary is required by law to reject your new account application if the required identifying information is not provided. Your financial institution or Intermediary may contact you in an attempt to collect any missing information required on the application, and your application may be rejected if they are unable to obtain this information. In certain instances, your financial institution or Intermediary is required to collect documents, which will be used solely to establish and verify your identity.

The Fund will accept investments and your order will be processed at the NAV next determined after receipt of your application in proper form (or upon receipt of all identifying information required on the application). The Fund, however, reserves the right to close and/or liquidate your account at the then-current day's price if the financial institution or Intermediary through which you open your account is unable to verify your identity. As a result, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax consequences.

Customer identification and verification is part of the Fund's overall obligation to deter money laundering under Federal law. The Fund has adopted an Anti-Money Laundering Compliance Program designed to prevent the Fund from being used for money laundering or the financing of terrorist activities. In this regard, the Fund reserves the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

"Market timing" refers to a pattern of frequent purchases and sales of the Fund's shares, often with the intent of earning arbitrage profits. Market timing can harm other shareholders in various ways, including by diluting the value of shareholders' holdings, increasing Fund transaction costs, disrupting portfolio management strategy, causing the Fund to incur unwanted taxable gains, and forcing the Fund to hold excess levels of cash.

The Fund is intended to be a long-term investment vehicle and is not designed for investors who engage in short-term trading activity (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa, in an effort to take advantage of short-term market movements). In order to prevent short-term trading, the Board of Trustees has adopted policies and procedures intended to discourage frequent purchases and redemptions of Fund shares by Fund shareholders. The Fund seeks to prevent excessive purchases and sales or exchanges of Fund shares by engaging the Fund's transfer agent to provide reports to the Fund of transactional activity in amounts and frequency determined by the Fund to be significant to the Fund and in a pattern of activity that could potentially be detrimental to the Fund. The Fund's policies with respect to frequent purchases and redemptions of Fund shares are applied uniformly in all cases, including to trades through Intermediaries. If, as a result of this monitoring, the Fund determines, in its sole discretion, that a shareholder has engaged in excessive short-term trading, it will refuse to process future purchases or exchanges into the Fund from that shareholder's account. Judgments with respect to implementation of the Fund's policy are made in good faith in a manner that the Fund believes is consistent with the best long-term interests of shareholders.

Despite the existence of these monitoring techniques, it is possible that short-term trading may occur in the Fund without being identified. For example, certain investors seeking to engage in short-term trading may be adept at taking steps to hide their identity or activity from the Fund's monitoring techniques. Operational or technical limitations may also limit the Fund's ability to identify short-term trading activity.

In addition, certain Intermediaries may be unable or unwilling to effectively enforce the Fund's trading or exchange restrictions. The Fund will monitor trading activity coming from such Intermediaries and take reasonable steps to seek cooperation from any Intermediary through which the Fund believes short-term trading activity is taking place.

The Fund reserves the right to restrict, reject or cancel within a reasonable time, without prior notice, any purchase or exchange order for any reason. In addition, the Fund reserves the right to modify this policy, including any surveillance or account restriction procedures established from time to time to effectuate this policy, at any time without notice.

                                REDEEMING SHARES

The Trust will redeem its shares at the net asset value per share next determined after a redemption request is received. See "How the Fund Prices Its Shares." The value of shares redeemed may be more or less than the original cost of those shares, depending on the market value of the investment securities held by the Fund at the time of the redemption and on any expenses and charges attributable thereto.

The Fund reserves the right to redeem in-kind in accordance with the Fund's procedures and applicable regulatory requirements. If the Adviser determines that it would not be in the best interests of the remaining shareholders of the Fund to make a redemption payment wholly or partly in cash, the Fund may instead pay the redemption price in whole or in part by a distribution in-kind of readily marketable securities held by the Fund. Securities used to redeem Fund shares in-kind will be valued in accordance with the Fund's procedures for valuation described under "How the Fund Prices Its Shares." Securities distributed by the Fund in-kind will be selected by the Adviser, in light of the Fund's objective and generally will be a pro rata distribution of each security held in the Fund's portfolio to the extent practicable. Investors may incur brokerage charges on the sale of any securities so received in payment of redemptions.

The Trust reserves the right to delay settlement for redemptions received in good order for up to seven days. The Trust may suspend the right of redemption and may postpone payment for a reasonable period when the NYSE is closed for other than weekends or holidays, or if permitted by the rules of the Securities and Exchange Commission ("SEC"), during periods when trading on the NYSE is restricted or during an emergency declared by the SEC which makes it impracticable for the Fund to dispose of its securities or to determine the value of its net assets fairly, or during any other period permitted by the SEC for the protection of investors.

EARLY REDEMPTIONS AND MARKET TIMING

Shares redeemed or exchanged within 30 days of purchase, which shall be calculated to include the 30th day, will be subject to a fee of 2%, which is intended to limit short-term trading in the Fund, or to the extent that short-term trading persists, to impose the costs of that type of activity on the shareholders who engage in it. Such fee will be paid to the Fund. The Trust reserves the right, in its sole discretion, to waive such fee when, in its judgment, such waiver would be in the best interests of the Trust or the Fund. The Trust may waive the redemption fee for retirement plans, wrap accounts, charitable giving funds, unregistered separate accounts and registered investment companies. While the Fund discourages mutual fund market timing and maintains procedures designed to provide reasonable assurances that such activity will be identified and terminated, including the imposition of the redemption fee described above, no policy or procedure can guarantee that all such activity will in fact be identified or that such activity can be completely eliminated.

                         HOW THE FUND PRICES ITS SHARES

The Fund is open for business each day that the NYSE is open. The Fund calculates its share price each business day as of the close of the NYSE (generally 4:00 p.m. Eastern time). The Fund's share price is its net asset value per share, or NAV, which is the Fund's net assets divided by the number of its outstanding shares. Purchases and redemptions will be effected at the NAV next determined after the Fund receives a purchase or redemption request in good order.

In valuing its securities, the Trust uses the current market value if one is readily available. Securities held by the Fund for which market prices are not readily available or for which the Adviser deems the market price to be unreliable are valued in accordance with fair value procedures established by the Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security's primary pricing source is not able or willing to provide a price. The Fund's determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that the Fund assigns to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.

                                  DISTRIBUTIONS

The Fund intends to pay out as dividends substantially all of its net income and net short-term and long-term capital gains (after reduction by any available capital loss carry-forwards). The Fund's policy is to declare and pay distributions of its dividends and interest annually although it may do so more frequently as determined by the Trustees of the Trust. The Fund's policy is to distribute net short-term capital gains and net long-term gains annually, although it may do so more frequently as determined by the Trustees of the Trust to the extent permitted by applicable regulations.

SHAREHOLDER OPTIONS

All dividends and/or distributions will be paid out in the form of additional shares of the Fund at net asset value unless the shareholder elects to receive cash. Shareholders may make this election by marking the appropriate box on the Account Application or by writing to the Trust.

If you elect to receive distributions in cash and checks are returned and marked as "undeliverable" or remain uncashed for six months, your cash election will be changed automatically and your future dividend and capital gains distributions will be reinvested in the Fund at the per share net asset value determined as of the date of payment of the distribution. In addition, any undeliverable checks or checks that remain uncashed for six months will be canceled and will be reinvested in the Fund at the per share net asset value determined as of the date of cancellation.

                                      TAXES

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code") and to meet all requirements necessary to avoid paying any federal income or excise taxes. For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares. Distributions of net capital gains from the sale of investments that the Fund owned for more than one year and that are properly designated by the Fund as capital gain dividends will be taxable as long-term capital gains. Distributions of gains from the sale of investments that the Fund owned for one year or less will be taxable as ordinary income. For taxable years beginning on or before December 31, 2010, distributions of investment income designated by the Fund as derived from "qualified dividend income" will be taxed in the hands of individuals at the rates applicable to long-term capital gain, provided holding period and other requirements are met at both the shareholder and Fund level. The Fund will notify its shareholders as to what portion of Fund distributions are designated as qualified dividend income.

Distributions are taxable to shareholders even if they are paid from income or gains earned by the Fund before a shareholder's investment (and thus were included in the price the shareholder paid). Distributions are taxable whether shareholders receive them in cash or in the form of additional shares of the Fund to which the distribution relates. Any gain resulting from the sale or exchange of Fund shares generally will be taxable as capital gains.

Long-term capital gain rates applicable to individuals have been temporarily reduced-- in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets-- for taxable years beginning on or before December 31, 2010.

The Fund will provide federal tax information annually, including information about dividends and distributions paid during the preceding year.

To the extent such investments are permissible for the Fund, the Fund's short sales and transactions in options, futures contracts, hedging transactions, forward contracts, equity swap contracts and straddles will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale and short sale rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities, convert long-term capital gains into short-term gains or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. The Fund's use of such transactions may result in the Fund realizing more short-term capital gains (subject to tax at ordinary income tax rates) and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions. The foregoing is a general summary of the federal income tax consequences of investing in the Fund to shareholders who are U.S. citizens or U.S. corporations. Shareholders should consult their own tax advisers about the tax consequences of an investment in the Fund in light of each shareholder's particular tax situation. Shareholders should also consult their own tax advisers about consequences under foreign, state, local or other applicable tax laws.

                 DISCLOSURE OF PORTFOLIO SECURITIES INFORMATION

The Fund may make various types of portfolio securities information available to shareholders. Information regarding the Fund's policy and procedures on the disclosure of portfolio securities information is available in the SAI. In addition, shareholders can learn more about the availability of portfolio securities information by calling the Fund at _.___.___.____.

                              FINANCIAL HIGHLIGHTS

As of __________ __, 2007, the Laudus Short-Term Government Securities Fund had not commenced operations.

                                              (LAUDUS FUND LOGO)

                                              COMMAND PERFORMANCE TM

                       FOR MORE INFORMATION ABOUT THE FUND

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The Trust's SAI provides additional information about the Fund. It is incorporated by reference into this Prospectus and is legally considered a part of this Prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

Additional information about the Fund's investments is available in the Fund's Annual and Semi-Annual Reports to shareholders. In the Fund's Annual Report, you will find a discussion of market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year. You may review and copy, for a fee, the Trust's Annual and Semi-Annual Reports and the SAI in person at, or by writing to, the Public Reference Section of the Commission, Washington D.C. 20549-0102, or by electronic request via e-mail at the following address: publicinfo@sec.gov. Information on the operation of the Commission's Public Reference Room can be obtained by calling 1-202-942-8090. You may obtain reports and other information about the Fund for free from the EDGAR database on the Commission's website at http://www.sec.gov. You may also obtain free copies of the Annual and Semi-Annual Reports and the SAI, request other information about the Fund or make shareholder inquiries by contacting the Fund at:

                           Laudus Variable Insurance Trust

                           --------------------

                           --------------------

                            .   .   .
                           - --- --- ----

The Fund's SAI and Annual and Semi-Annual Reports are not available on the Fund's website because shares of the Fund are not available to retail customers.

INVESTMENT COMPANY ACT FILE NO. 811-08759                       REG ___________

                  LAUDUS SHORT-TERM GOVERNMENT SECURITIES FUND

                       STATEMENT OF ADDITIONAL INFORMATION

                               __________ __, 2007

      This Statement of Additional Information is not a prospectus. This Statement of Additional Information relates to the Prospectus dated _________ __, 2007 of the Laudus Short-Term Government Securities Fund (the "Fund") of the Laudus Variable Insurance Trust (the "Prospectus") and should be read in conjunction therewith. A copy of the Prospectus may be obtained from the Laudus Variable Insurance Trust, __________________________.

                                TABLE OF CONTENTS

                                                                            PAGE

INVESTMENTS, RISKS, AND LIMITATIONS........................................    1

PORTFOLIO TURNOVER.........................................................    6

INVESTMENT RESTRICTIONS....................................................    6

INCOME, DIVIDENDS, DISTRIBUTIONS AND TAX STATUS............................    9

MANAGEMENT OF THE FUND.....................................................   12

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES........................   21

INVESTMENT ADVISORY AND OTHER SERVICES.....................................   21

PORTFOLIO TRANSACTIONS.....................................................   23

DESCRIPTION OF THE TRUST AND OWNERSHIP OF SHARES...........................   24

DISCLOSURE OF PORTFOLIO SECURITIES INFORMATION.............................   26

DETERMINATION OF NET ASSET VALUE...........................................   27

PURCHASE AND REDEMPTION OF SHARES..........................................   28

FINANCIAL STATEMENTS.......................................................   28

APPENDIX A -- RATINGS OF INVESTMENT SECURITIES.............................  A-1

APPENDIX B - PROXY VOTING POLICIES.........................................  B-1

                       INVESTMENTS, RISKS AND LIMITATIONS

      The following descriptions of investment securities, risks and limitations supplement those set forth in the prospectus and may be changed without shareholder approval unless otherwise noted. The fund will invest in securities or engage in techniques that are intended to help achieve its investment objective.

CONVERTIBLE SECURITIES are typically preferred stock or bonds that are exchangeable for a specific number of another form of security (usually the issuer's common stock) at a specified price or ratio. A corporation may issue a convertible security that is subject to redemption after a specified date and usually under certain circumstances. A holder of a convertible security that is called for redemption would be required to tender it for redemption to the issuer, convert it to the underlying common stock or sell it to a third party. Convertible bonds typically pay a lower interest rate than nonconvertible bonds of the same quality and maturity, because of the convertible feature. This structure allows the holder of the convertible bond to participate in share price movements in the company's common stock. The actual return on a convertible bond may exceed its stated yield if the company's common stock appreciates in value and the option to convert to common shares becomes more valuable.

Convertible securities typically trade at prices above their conversion value, which is the current market value of the common stock received upon conversion, because of their higher yield potential than the underlying common stock. The difference between the conversion value and the price of a convertible security will vary depending on the value of the underlying common stock and interest rates. When the underlying value of the common stocks decline, the price of the issuer's convertible securities will tend not to fall as much because the convertible security's income potential will act as a price support. While the value of a convertible security also tends to rise when the underlying common stock value rises, it will not rise as much because their conversion value is more narrow. The value of convertible securities also is affected by changes in interest rates. For example, when interest rates fall, the value of convertible securities may rise because of their fixed income component.

CREDIT AND LIQUIDITY SUPPORTS may be employed by issuers or a fund to reduce the credit risk of their securities. Credit supports include letters of credit, insurance, total return and credit swap agreements and guarantees provided by foreign and domestic entities. Liquidity supports include puts, demand features, and lines of credit. Most of these arrangements move the credit risk of an investment from the issuer of the security to the support provider. Changes in the credit quality of a support provider could cause losses to a fund.

DEBT SECURITIES are obligations issued by domestic and foreign entities, including governments and corporations, in order to raise money. They are basically "IOUs," but are commonly referred to as bonds or money market securities. These securities normally require the issuer to pay a fixed, variable or floating rate of interest on the amount of money borrowed (the "principal") until it is paid back upon maturity. Debt securities experience price changes when interest rates change. For example, when interest rates fall, the prices of debt securities generally rise. Also, issuers tend to pre-pay their outstanding debts and issue new ones paying lower interest rates. This is especially true for bonds with sinking fund provisions, which commit the issuer to set aside a certain amount of money to cover timely repayment of principal and typically allow the issuer to annually repurchase certain of its outstanding bonds from the open market or at a pre-set call price. Conversely, in a rising interest rate environment, prepayment on outstanding debt securities generally will not occur. This is known as extension risk and may cause the value of debt securities to depreciate as a result of the higher market interest rates. Typically, longer-maturity securities react to interest rate changes more severely than shorter-term securities (all things being equal), but generally offer greater rates of interest.

Debt securities also are subject to the risk that the issuers will not make timely interest and/or principal payments or fail to make them at all. This is called credit risk. Corporate debt securities (bonds) tend to have higher credit risk generally than U.S. government debt securities. Debt securities also may be subject to price volatility due to market perception of future interest rates, the creditworthiness of the issuer and general market liquidity (market risk). Investment grade debt securities are considered medium- or/and high-quality securities, although some still possess varying degrees of speculative characteristics and risks. Debt securities rated below investment-grade are riskier, but may offer higher yields. These securities are sometimes referred to as high yield securities or "junk bonds."

Corporate bonds are debt securities issued by corporations. Although a higher return is expected from corporate bonds, these securities, while subject to the same general risks as U.S. government securities, are subject to greater credit risk than U.S. government securities. Their prices may be affected by the perceived credit quality of their issuer.

DERIVATIVE INSTRUMENTS are commonly defined to include securities or contracts whose values depend on (or "derive" from) the value of one or more other assets such as securities, currencies, or commodities. These "other assets" are commonly referred to as "underlying assets." A derivative instrument generally consists of, is based upon, or exhibits characteristics similar to options or forward contracts. Options and forward contracts are considered to be the basic "building blocks" of derivatives. For example, forward-based derivatives include forward contracts, as well as exchange-traded futures. Option-based derivatives include privately negotiated, over-the-counter (OTC) options (including caps, floors, collars, and options on forward and swap contracts) and exchange-traded options on futures. Diverse types of derivatives may be created by combining options or forward contracts in different ways, and applying these structures to a wide range of underlying assets. The fund may use derivatives to facilitate the sale of portfolio securities, manage the average duration of the portfolio or create or alter exposure to certain asset classes, such as equity, other debt or foreign securities. In addition to the derivative instruments and strategies described in this SAI, the investment adviser expects to discover additional derivative instruments and other investment, hedging or risk management techniques. The investment adviser may utilize these new derivative instruments and techniques to the extent that they are consistent with a fund's investment objective and permitted by a fund's investment limitations, operating policies, and applicable regulatory authorities.

DURATION was developed as a more precise alternative to the concept of "maturity." Traditionally, a debt obligation's maturity has been used as a proxy for the sensitivity of the security's price to changes in interest rates (which is the "interest rate risk" or "volatility" of the security). However, maturity measures only the time until a debt obligation provides its final payment, taking no account of the pattern of the security's\payments prior to maturity. In contrast, duration incorporates a bond's yield, coupon interest payments, final maturity, call and put features and prepayment exposure into one measure. Duration is the magnitude of the change in the price of a bond relative to a given change in market interest rates. Duration management is one of the fundamental tools used by the investment adviser.

Duration is a measure of the expected life of a debt obligation on a present value basis. Duration takes the length of the time intervals between the present time and the time that the interest and principal payments are scheduled or, in the case of a callable bond, the time the principal payments are expected to be received, and weights them by the present values of the cash to be received at each future point in time. For debt obligations with interest payments occurring prior to the payment of principal, duration will usually be less than maturity. In general, all else being equal, the lower the stated or coupon rate of the interest of a fixed income security, the longer the duration of the security; conversely, the higher the stated or coupon rate of a fixed income security, the shorter the duration of the security. Holding long futures or call option positions will lengthen the duration of a fund's portfolio. Holding short futures or put options will shorten the duration of a fund's portfolio.

A swap agreement on an asset or group of assets may affect the duration of the portfolio depending on the attributes of the swap. For example, if the swap agreement provides a fund with a floating rate of return in exchange for a fixed rate of return, the duration of the fund would be modified to reflect the duration attributes of a similar security that the fund is permitted to buy. There are some situations where even the standard duration calculation does not properly reflect the interest rate exposure of a security. For example, floating- and variable-rate securities often have final maturities of ten or more years; however, their interest rate exposure corresponds to the frequency of the coupon reset. Another example where the interest rate exposure is not properly captured by maturity is mortgage pass-through securities. The stated final maturity of such securities is generally 30 years, but current prepayment rates are more critical in determining the securities' interest rate exposure. Finally, the duration of the debt obligation may vary over time in response to changes in interest rates and other market factors.

The Fund may invest in "ILLIQUID SECURITIES," defined as securities which cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the Fund has valued such securities, so long as no more than 15% of the Fund's net assets would be invested in such illiquid securities after giving effect to the purchase. Investment in illiquid securities involves the risk that, because of the lack of consistent market demand for such securities, the Fund may be forced to sell them at a discount from the last offer price.

An INDEX FUTURES CONTRACT (an "Index Future") is a contract to buy or sell an integral number of units of the relevant index at a specified future date at a price agreed upon when the contract is made. A unit is the value of the relevant index at a given time. Entering into a contract to buy units is commonly referred to as buying or purchasing a contract or holding a long position in an Index Future. Index Futures can be traded through all major commodity brokers. The Fund will ordinarily be able to close open positions on the United States futures exchange on which Index Futures are then traded at any time up to and including the expiration day. An option on an Index Future gives the purchaser the right, in return for the premium paid, to assume a long or a short position in an Index Future. The Fund will realize a loss if the value of an Index Future declines between the time the Fund purchases it and the time it sells it and may realize a gain if the value of the Index Future rises between such dates.

In connection with the Fund's investment in common stocks, the Fund may invest in Index Futures while Charles Schwab Investment Management Inc., ("CSIM" or the "Adviser") seeks favorable terms from brokers to effect transactions in common stocks selected for purchase. The Fund may also invest in Index Futures when CSIM believes that there are not enough attractive common stocks available to maintain the standards of diversity and liquidity set for the Fund, pending investment in such stocks when they do become available. Through the use of Index Futures, the Fund may maintain a portfolio with diversified risk without incurring the substantial brokerage costs which may be associated with investment in multiple issuers. This may permit the Fund to avoid potential market and liquidity issues.

In contrast to purchases of a common stock, no price is paid or received by the Fund upon the purchase of a futures contract. Upon entering into a futures contract, the Fund will be required to deposit with its custodian in a segregated account in the name of the futures broker a specified amount of cash or securities. This is known by participants in the market as "initial margin." The type of instruments that may be deposited as initial margin, and the required amount of initial margin, are determined by the futures exchange on which the Index Futures are traded. The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, called "variation margin," to and from the broker, will be made on a daily basis as the price of the particular index fluctuates, making the position in the futures contract more or less valuable, a process known as "marking to the market."

The Fund may close out a futures contract purchase by entering into a futures contract sale. This will operate to terminate the Fund's position in the futures contract. Final determinations of variation margin are then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or a gain.

The price of Index Futures may not correlate perfectly with movement in the underlying index due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the index and the futures markets. Second, the deposit requirements in the futures market are less onerous than margin requirements in the securities market, and as a result the futures market may attract more speculators than does the securities market. Increased participation by speculators in the futures market may also cause temporary price distortions. In addition, trading hours for Index Futures may not correspond perfectly to hours of trading on the Tokyo Stock Exchange. This may result in a disparity between the price of Index Futures and the value of the underlying index due to the lack of continuous arbitrage between the Index Futures price and the value of the underlying index.

The Fund's use of Index Futures involves other risks. Positions in Index Futures may be closed out by the Fund only on the futures exchanges on which the Index Futures are then traded. There can be no assurance that a liquid market will exist for any particular contract at any particular time. The liquidity of the market in futures contracts could be adversely affected by "daily price fluctuation limits" established by the relevant futures exchange which limit the amount of fluctuation in the price of an Index Futures contract during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit. In such events, it may not be possible for the Fund to close its futures contract purchase, and, in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin.

Further, the ability to establish and close out positions in options on futures contracts will be subject to the development and maintenance of a liquid secondary market. It is not certain that such a market will develop. There is no assurance that a liquid secondary market will exist for any particular option or at any particular time.

The Fund will not purchase Index Futures if, as a result, the Fund's initial margin deposits on transactions that do not constitute "bona fide hedging" under relevant regulations of the Commodities Futures Trading Commission ("CFTC") would be greater than 5% of the Fund's total assets. In addition to margin deposits, when the Fund purchases an Index Future, it may segregate cash, U.S. Government securities or other high grade liquid securities with its Custodian in an amount which, together with the initial margin deposit on the futures contract, is equal to the current value of the futures contract.

LOANS OF PORTFOLIO SECURITIES; The Fund may lend some or all of its portfolio securities to broker-dealers. Securities loans are made to broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral in cash or U.S. Government securities at least equal at all times to the market value of the securities lent. The borrower pays to the Fund an amount equal to any dividends or interest received on the securities lent. When the collateral is cash, the Fund may invest the cash collateral in interest-bearing, short-term securities. When the collateral is U.S. Government securities, the Fund usually receives a fee from the borrower. Although voting rights or rights to consent with respect to the loaned securities pass to the borrower, the Fund retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by the Fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. The Fund may also call loans in order to sell the securities involved. The risks in lending portfolio securities, as with other extensions of credit, include possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. However, such loans will be made only to broker-dealers that are believed by CSIM to be of relatively high credit standing.

MATURITY OF INVESTMENTS will generally be determined using the portfolio securities' final maturity dates. However for certain securities, maturity will be determined using the security's effective maturity date. Except as discussed below, the effective maturity date for a security subject to a put or demand feature is the demand date, unless the security is a variable- or floating-rate security. If it is a variable-rate security, its effective maturity date is the earlier of its demand date or next interest rate change date. For variable-rate securities not subject to a put or demand feature and floating-rate securities, the effective maturity date is the next interest rate change date. The effective maturity of mortgage-backed and certain other asset-backed securities is determined on an "expected life" basis by the investment adviser. For an interest rate swap agreement, its effective maturity would be equal to the difference in the effective maturity of the interest rates "swapped." Securities being hedged with futures contracts may be deemed to have a longer maturity, in the case of purchases of future contracts, and a shorter maturity, in the case of sales of futures contracts, than they would otherwise be deemed to have. In addition, a security that is subject to redemption at the option of the issuer on a particular date ("call date"), which is prior to, or in lieu of, the security's stated maturity, may be deemed to mature on the call date rather than on its stated maturity date. The call date of a security will be used to calculate average portfolio maturity when the investment adviser reasonably anticipates, based upon information available to it, that the issuer will exercise its right to redeem the security. The average portfolio maturity of a fund is dollar-weighted based upon the market value of a fund's securities at the time of the calculation. The fund may invest in securities with final or effective maturities of any length.

SHORT SALES may be used by a fund as part of its overall portfolio management strategies or to offset a potential decline in a value of a security. For example, a Bond Fund may use short sales as a quantitative technique to assemble a portfolio whose performance, average maturity and average duration is expected to track that of its index. This technique may provide a more effective hedge against interest rate risk than other types of hedging transactions, such as selling futures contracts. A fund may sell a security short only if the fund owns the security, or the right to obtain the security or equivalent securities, or covers such short sale with liquid assets as required by the current rules and interpretations of the SEC or its staff. When a fund makes a short sale, it may borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. A fund also may have to pay a fee to borrow particular securities and is often obligated to pay over any accrued interest and dividends on such borrowed securities. If the price of the security sold short increases between the time of the short sale and the time a fund replaces the borrowed security, a fund will incur a loss; conversely, if the price declines, a fund will realize a gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. Selling securities short against the box involves selling a security that a fund owns or has the right to acquire, for the delivery at a specified date in the future. If a fund sells securities short against the box, it may protect unrealized gains, but will lose the opportunity to profit on such securities if the price rises. A short sale against the box is a taxable transaction to the funds with respect to the securities sold short. The successful use of short selling as a hedging strategy may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

TEMPORARY DEFENSIVE STRATEGIES may be engaged by a fund during abnormal economic or market conditions.

U.S. GOVERNMENT SECURITIES are issued by the U.S. Treasury or issued or guaranteed by the U.S. government or any of its agencies or instrumentalities. Not all U.S. government securities are backed by the full faith and credit of the United States. Some U.S. government securities, such as those issued by Fannie Mae, Freddie Mac, the Student Loan Marketing Association (SLMA or Sallie
Mae), and the Federal Home Loan Banks (FHLB), are supported by a line of credit the issuing entity has with the U.S. Treasury. Others are supported solely by the credit of the issuing agency or instrumentality such as obligations issued by the Federal Farm Credit Banks Funding Corporation
(FFCB). There can be no assurance that the U.S. government will provide financial support to U.S. government securities of its agencies and instrumentalities if it is not obligated to do so under law. That being said, U.S. government securities, including U.S. Treasury securities, are among the safest securities, however, not unlike other debt securities, they are still sensitive to interest rate changes, which will cause their prices to fluctuate.

      Notice For Changes in Certain Investment Policies. The Fund will give 60 days' notice to its shareholders prior to altering its respective policy to invest, under normal circumstances, 80% of its net assets in fixed income securities issued or guaranteed by the U.S. government, its agencies and instrumentalities. For these purposes, "net assets" means the Fund's net assets, plus the amount of any borrowings for investment purposes.

      Notice on Shareholder Approval. Unless otherwise indicated in the Prospectus or this Statement of Additional Information, the investment objective and policies of the Fund may be changed without shareholder approval.

                               PORTFOLIO TURNOVER

      A change in securities held by the Fund is known as "portfolio turnover" and almost always involves the payment by the Fund of brokerage commissions or dealer markup and other transaction costs on the sale of securities as well as on the reinvestment of the proceeds in other securities. Portfolio turnover is not a limiting factor with respect to investment decisions. The Fund is not yet operational and therefore does not have a portfolio turnover rate.

      High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Fund, and could involve realization of capital gains that would be taxable when distributed to shareholders of the Fund. To the extent that portfolio turnover results in the realization of net short-term capital gains, such gains are ordinarily taxed to shareholders at ordinary income tax rates.

                             INVESTMENT RESTRICTIONS

      Without a vote of the majority of the outstanding voting securities of the Fund, the Trust will not take any of the following actions with respect to the
Fund:

      (1) Borrow money, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

      (2) Pledge, mortgage or hypothecate assets except to secure permitted borrowings or related to the deposit of assets in escrow or the posting of collateral in segregated accounts in compliance with the asset segregation requirements imposed by Section 18 of the 1940 Act, or any rule or SEC staff interpretation thereunder.

      (3) Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities. (For this purpose, the deposit or payment of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.)

      (4) Make short sales of securities or maintain a short position if, when added together, more than 100% of the value of the Fund's net assets would be (i) deposited as collateral for the obligation to replace securities borrowed to effect short sales, and (ii) allocated to segregated accounts in connection with short sales. Short sales "against the box" are not subject to this limitation.

      (5) Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under federal securities laws.

      (6) Purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, including securities of real estate investment trusts, and may purchase securities which are secured by interests in real estate.

      (7) Concentrate more than 25% of the value of its total assets in any one industry.

      (8) Invest in securities of other investment companies, except to the extent permitted by the 1940 Act, or by an exemptive order issued by the SEC.

      (9) Purchase or sell commodities or commodity contracts except that the Fund may purchase and sell stock index and other financial futures contracts and options thereon.

      (10) Make loans, except by purchase of debt obligations or by entering into repurchase agreements or through the lending of the Fund's portfolio securities.

      (11) Issue senior securities. (For the purpose of this restriction none of the following is deemed to be a senior security: any pledge or other encumbrance of assets permitted by restriction (2) above; any borrowing permitted by restriction (1) above; short sales permitted by restriction
      (4) above; any collateral arrangements with respect to short sales, swaps, options, futures contracts and options on futures contracts and with respect to initial and variation margin; and the purchase or sale of options, futures contracts or options on futures contracts.)

      (12) With respect to 75% of its total assets, invest in a security if, as a result of such investment, (a) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (b) it would hold more than 10% (taken at the time of such investment) of the outstanding voting securities of any one issuer, except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

      Notwithstanding the latitude permitted by Restriction 9 above, the Fund has no current intention of purchasing interest rate futures.

SUBSEQUENT CHANGES IN NET ASSETS

Policies and investment limitations that state a maximum percentage of assets that may be invested in a security or other asset, or that set forth a quality standard shall be measured immediately after and as a result of the fund's acquisition of such security or asset, unless otherwise noted. Except with respect to limitations on borrowing and futures and option contracts, any subsequent change in net assets or other circumstances does not require a fund to sell an investment if it could not then make the same investment. With respect to the limitation on illiquid securities, in the event that a subsequent change in net assets or other circumstances cause a fund to exceed its limitation, the fund will take steps to bring the aggregate amount of illiquid instruments back within the limitations as soon as reasonably practicable.

THE FOLLOWING DESCRIPTIONS OF THE 1940 ACT MAY ASSIST INVESTORS IN UNDERSTANDING THE ABOVE POLICIES AND RESTRICTIONS.

DIVERSIFICATION. Under the 1940 Act, a diversified investment management company, as to 75% of its total assets, may not purchase securities of any issuer (other than U.S. government securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer's outstanding voting securities would be held by the fund.

CONCENTRATION. The SEC has presently defined concentration as investing 25% or more of an investment company's net assets in an industry or group of industries, with certain exceptions.

BORROWING. The 1940 Act presently allows a fund to borrow from any bank (including pledging, mortgaging or hypothecating assets) in an amount up to 33 1/3% of its total assets (not including temporary borrowings not in excess of 5% of its total assets).

LENDING. Under the 1940 Act, a fund may only make loans if expressly permitted by its investment policies. The fund's non-fundamental investment policy on lending is set forth below.

UNDERWRITING. Under the 1940 Act, underwriting securities involves a fund purchasing securities directly from an issuer for the purpose of selling (distributing) them or participating in any such activity either directly or indirectly. Under the 1940 Act, a diversified fund may not make any commitment as underwriter, if immediately thereafter the amount of its outstanding underwriting commitments, plus the value of its investments in securities of issuers (other than investment companies) of which it owns more than 10% of the outstanding voting securities, exceeds 25% of the value of its total assets. The foregoing restriction does not apply to non-diversified funds.

REAL ESTATE. The 1940 Act does not directly restrict a fund's ability to invest in real estate, but does require that every fund have a fundamental investment policy governing such investments. The fund has adopted a fundamental policy that would permit direct investment in real estate. However, the fund has a non fundamental investment limitation that prohibits it from investing directly in real estate. This non-fundamental policy may be changed only by vote of the fund's Board of Trustees.

SENIOR SECURITIES. Senior securities may include any obligation or instrument issued by a fund evidencing indebtedness. The 1940 Act generally prohibits funds from issuing senior securities, although it provides allowances for certain borrowings and certain other investments, such as short sales, reverse repurchase agreements, firm commitment agreements and standby commitments, with appropriate earmarking or segregation of assets to cover such obligation.


      It is contrary to the present policy of the Fund, which may be changed by the Trustees of the Trust without shareholder approval, to:

            (a) Invest in warrants or rights (other than warrants or rights acquired by the Fund as a part of a unit or attached to securities at the time of purchase).

            (b) Write, purchase or sell options on particular securities (as opposed to market indices).

            (c) Buy or sell oil, gas or other mineral leases, rights or royalty contracts.

            (d) Make investments for the purpose of exercising control of a company's management.

            (e) Invest in (a) securities which at the time of investment are not readily marketable and (b) repurchase agreements maturing in more than seven days if, as a result, more than 15% of the Fund's net assets (taken at current value) would then be invested in such securities.

      Unless otherwise indicated, all percentage limitations on investments set forth herein and in the Prospectus will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. Regardless of such policy, if the Fund borrows an amount such that the asset coverage of its borrowing is less than 300%, then, within three days (not including Sundays and holidays) or such longer period as the SEC may prescribe through rules and regulations, the Fund will reduce the amount of its borrowings so that asset coverage is at least 300%.

      The phrase "shareholder approval," as used in the Prospectus and herein, and the phrase "vote of a majority of the outstanding voting securities," as used herein, means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund or the Trust, as the case may be, or (2) 67% or more of the shares of the Fund or the Trust, as the case may be, present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

                     INCOME, DIVIDENDS, DISTRIBUTIONS AND TAX STATUS

FEDERAL TAX INFORMATION FOR THE FUNDS

This discussion of federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

It is the fund's policy to qualify for taxation as a "regulated investment company" (RIC) by meeting the requirements of Subchapter M of the Code. By qualifying as a RIC, the fund expects to eliminate or reduce to a nominal amount the federal income tax to which it is subject. If the fund does not qualify as a RIC under the Code, it will be subject to federal income tax on its net investment income and any net realized capital gains.

The fund is treated as a separate entity for federal income tax purposes and is not combined with the trust's other funds. The fund intends to qualify as a RIC so that it will be relieved of federal income tax on that part of its income that is distributed to shareholders. In order to qualify for treatment as a RIC, a fund must distribute annually to its shareholders at least 90% of its investment company taxable income (generally, net investment income plus the excess, if any, of net short-term capital gain over net long-term capital losses) and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of a fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock or securities or currencies and net income derived from an interest in a qualified publicly traded partnership; (ii) at the close of each quarter of a fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with such other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of a Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer;

and (iii) at the close of each quarter of a fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer or of two or more issuers and which are engaged in the same, similar, or related trades or businesses if the fund owns at least 20% of the voting power of such issuers, or the securities of one or more qualified publicly traded partnerships.

Certain master limited partnerships may qualify as "qualified publicly traded partnerships" for purposes of the Subchapter M diversification rules described above. In order to do so, the master limited partnership must satisfy two requirements during the taxable year. First, the interests of such partnership either must be traded on an established securities market or must be readily tradable on a secondary market (or the substantial equivalent thereof). Second, less than 90% of the partnership's gross income can consist of dividends, interest, payments with respect to securities loans, or gains from the sale or other disposition of stock or securities or foreign currencies, or other income derived with respect to its business of investing in such stock securities or currencies.

The Code imposes a non-deductible excise tax on RICs that do not distribute in a calendar year (regardless of whether they otherwise have a non-calendar taxable year) an amount equal to 98% of their "ordinary income" (as defined in the Code) for the calendar year plus 98% of their net capital gain for the one-year period ending on October 31 of such calendar year, plus any undistributed amounts from prior years. The non-deductible excise tax is equal to 4% of the deficiency. For the foregoing purposes, a fund is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year. A fund may in certain circumstances be required to liquidate fund investments in order to make sufficient distributions to avoid federal excise tax liability at a time when the investment advisor or sub-adviser might not otherwise have chosen to do so, and liquidation of investments in such circumstances may affect the ability of a fund to satisfy the requirements for qualification as a RIC.

A fund's transactions in futures contracts, forward contracts, foreign currency exchange transactions, options and certain other investment and hedging activities may be restricted by the Code and are subject to special tax rules. In a given case, these rules may accelerate income to a fund, defer its losses, cause adjustments in the holding periods of a fund's assets, convert short-term capital losses into long-term capital losses or otherwise affect the character of a fund's income. These rules could therefore affect the amount, timing and character of distributions to shareholders. The fund will endeavor to make any available elections pertaining to these transactions in a manner believed to be in the best interest of a fund and its shareholders.

The status of the swap agreements and other commodity-linked derivative instruments under tests to qualify as a RIC under Subchapter M of the Code has been recently addressed in Revenue Ruling 2006-1 and Revenue Ruling 2006-31 which provide that income from commodity-linked swaps in which the Fund invests will not be considered qualifying income as of September 30, 2006. As a result, the Fund will therefore restrict its income from commodity-linked swaps (when combined with its other investments that produce non-qualifying income) to be less than 10 percent of its gross income.

With respect to investments in zero coupon securities which are sold at original issue discount and thus do not make periodic cash interest payments, a fund will be required to include as part of its current income the imputed interest on such obligations even though the fund has not received any interest payments on such obligations during that period. Because the fund distributes all of its net investment income to its shareholders, a fund may have to sell fund securities to distribute such imputed income which may occur at a time when the adviser would not have chosen to sell such securities and which may result in taxable gain or loss.

FEDERAL INCOME TAX INFORMATION FOR SHAREHOLDERS

The discussion of federal income taxation presented below supplements the discussion in the fund's prospectus and only summarizes some of the important federal tax considerations generally affecting shareholders of the funds. Accordingly, prospective investors (particularly those not residing or domiciled in the United States) should consult their own tax advisors regarding the consequences of investing in the funds.

Any dividends declared by a fund in October, November or December and paid the following January are treated, for tax purposes, as if they were received by shareholders on December 31 of the year in which they were declared. In general, distributions by a fund of investment company taxable income (including net short-term capital gains), if any, whether received in cash or additional shares, will be taxable to you as ordinary income. A portion of these distributions may be treated as qualified dividend income (eligible for the reduced maximum rate to individuals of 15% (5% for individuals in lower tax brackets)) to the extent that a fund receives qualified dividend income. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (e.g., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States). A dividend will not be treated as qualified dividend income to the extent that (i) the shareholder has not held the shares of the fund on which the dividend was paid for more than 60 days during the 121-day period that begins on the date that is 60 days before the date on which the shares of a fund become ex-dividend with respect to such dividend (and the fund also satisfies those holding period requirements with respect to the securities it holds that paid the dividends distributed to the shareholder), (ii) the shareholder is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to substantially similar or related property, or (iii) the shareholder elects to treat such dividend as investment income under section 163(d)(4)(B) of the Internal Revenue Code.

Distributions from net capital gain (if any) that are designated as capital gains dividends are taxable as long-term capital gains without regard to the length of time the shareholder has held shares of a fund. However, if you receive a capital gains dividend with respect to fund shares held for six months or less, any loss on the sale or exchange of those shares shall, to the extent of the capital gains dividend, be treated as a long-term capital loss. Long-term capital gains also will be taxed at a maximum rate of 15%. Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2010.

The fund will inform you of the amount of your ordinary income dividends and capital gain distributions, if any, at the time they are paid and will advise you of their tax status for federal income tax purposes, including what portion of the distributions will be qualified dividend income, shortly after the close of each calendar year. For corporate investors in a fund, dividend distributions the fund designates to be from dividends received from qualifying domestic corporations will be eligible for the 70% corporate dividends-received deduction to the extent they would qualify if the fund were a regular corporation. Distributions by a fund also may be subject to state, local and foreign taxes, and its treatment under applicable tax laws may differ from the federal income tax treatment.

The fund will be required in certain cases to withhold at the applicable withholding rate and remit to the U.S. Treasury the withheld amount of taxable dividends paid to any shareholder who (1) fails to provide a correct taxpayer identification number certified under penalty of perjury; (2) is subject to withholding by the Internal Revenue Service for failure to properly report all payments of interest or dividends; (3) fails to provide a certified statement that he or she is not subject to "backup withholding;" or (4) fails to provide a certified statement that he or she is a U.S. person (including a U.S. resident alien). Backup withholding is not an additional tax and any amounts withheld may be credited against the shareholder's ultimate U.S. tax liability.

Foreign shareholders (i.e., nonresident alien individuals and foreign corporations, partnerships, trusts and estates) are generally subject to U.S. withholding tax at the rate of 30% (or a lower tax treaty rate) on distributions derived from net investment income and short-term capital gains; provided, however, that for a fund's taxable year beginning after December 31, 2004 and not beginning after December 31, 2007, interest related dividends and short-term capital gain dividends generally will not be subject to U.S. withholding taxes. Distributions to foreign shareholders of such short-term capital gain dividends, of long-term capital gains and any gains from the sale or other disposition of shares of a fund generally are not subject to U.S. taxation, unless the recipient is an individual who either (1) meets the Code's definition of "resident alien" or (2) is physically present in the U.S. for 183 days or more per year. Different tax consequences may result if the foreign shareholder is engaged in a trade or business within the United States. In addition, the tax consequences to a foreign shareholder entitled to claim the benefits of a tax treaty may be different than those described above.

Shareholders are urged to consult their tax advisors as to the state and local tax rules affecting investments in the fund.

      THE TAX DISCUSSION SET FORTH ABOVE IS A SUMMARY INCLUDED FOR GENERAL INFORMATION PURPOSES ONLY. EACH SHAREHOLDER IS ADVISED TO CONSULT HIS OR HER OWN TAX ADVISER WITH RESPECT TO THE SPECIFIC TAX CONSEQUENCES TO HIM OR HER OF AN INVESTMENT IN THE FUND, INCLUDING THE EFFECT AND APPLICABILITY OF STATE, LOCAL, FOREIGN, AND OTHER TAX LAWS AND THE POSSIBLE EFFECTS OF CHANGES IN FEDERAL OR OTHER TAX LAWS. THIS DISCUSSION IS NOT INTENDED, AND SHOULD NOT BE CONSIDERED, TO BE A SUBSTITUTE FOR CAREFUL TAX PLANNING.


                             MANAGEMENT OF THE FUND


                                PORTFOLIO MANAGER

Other Accounts. In addition to the Fund, the portfolio manager is responsible for the day-to-day management of certain other accounts, as listed below. The accounts listed below are not subject to a performance-based advisory fee. The information below is provided as of ______ __, 2007.

            REGISTERED INVESTMENT
                  COMPANIES
          (THIS AMOUNT INCLUDES THE
          FUND IN THIS STATEMENT OF  OTHER POOLED INVESTMENT
           ADDITIONAL INFORMATION)          VEHICLES              OTHER ACCOUNTS

          NUMBER OF                  NUMBER OF                NUMBER OF
  NAME     ACCOUNTS   TOTAL ASSETS    ACCOUNTS  TOTAL ASSETS   ACCOUNTS  TOTAL ASSETS

Matthew
Hastings                                 0           --

CONFLICTS OF INTEREST.

A portfolio manager's management of other managed accounts may give rise to potential conflicts of interest in connection with its management of the fund's investments, on the one hand, and the investments of the other managed accounts, on the other. The other managed accounts include other mutual funds advised by CSIM (collectively, the "Other Managed Accounts"). The Other Managed Accounts might have similar investment objectives as the fund, track the same index the fund tracks or otherwise hold, purchase, or sell securities that are eligible to be held, purchased, or sold by the fund. While the Portfolio Manager's management of Other Managed Accounts may give rise to the potential conflicts of interest listed below, CSIM does not believe that the conflicts, if any, are material or, to the extent any such conflicts are material, CSIM believes it has adopted policies and procedures that are designed to manage those conflicts in an appropriate way.

Knowledge of the Timing and Size of Fund Trades. A potential conflict of interest may arise as a result of the Portfolio Manager's day-to-day management of the fund. Because of their positions with the fund, the Portfolio Manager knows the size, timing, and possible market impact of fund trades. It is theoretically possible that the Portfolio Manager could use this information to the advantage of the Other Managed Accounts they manage and to the possible detriment of the fund. However, CSIM has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time. When it is determined to be in the best interest of both accounts, the Portfolio Manager may aggregate trade orders for the Other Managed Accounts with those of the fund. All aggregated orders are subject to CSIM's aggregation and allocation policy and procedures, which provide, among other things, that (i) a Portfolio Manager will not aggregate orders unless he or she believes such aggregation is consistent with his or her duty to seek best execution; (ii) no account will be favored over any other account; (iii) each account that participates in an aggregated order will participate at the average security price with all transaction costs shared on a pro-rata basis; and (iv) if the aggregated order cannot be executed in full, the partial execution is allocated pro-rata among the participating accounts in accordance with the size of each account's order.

Investment Opportunities. A potential conflict of interest may arise as a result of the Portfolio Manager's management of the fund and Other Managed Accounts which, in theory, may allow them to allocate investment opportunities in a way that favors the Other Managed Accounts over the fund, which conflict of interest may be exacerbated to the extent that CSIM or the Portfolio Manager receives, or expects to receive, greater compensation from their management of the Other Managed Accounts than the fund. Notwithstanding this theoretical conflict of interest, it is CSIM's policy to manage each account based on its investment objectives and related restrictions and, as discussed above, CSIM has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time and in a manner consistent with each account's investment objectives and related restrictions. For example, while the Portfolio Manager may buy for an Other Managed Account securities that differ in identity or quantity from securities bought for the fund or refrain from purchasing securities for an Other Managed Account that they are otherwise buying for the fund in an effort to outperform its specific benchmark, such an approach might not be suitable for the fund given its investment objectives and related restrictions.

Compensation. Each Portfolio Manager's compensation consists of a fixed annual ("base") salary and a discretionary bonus. The base salary is determined considering compensation payable for a similar position across the investment management industry and an evaluation of the individual Portfolio Manager's overall performance such as the portfolio manager's contribution to the firm's overall investment process, being good corporate citizens and contribution to the firm's asset growth and business relationships.

The discretionary bonus is determined in accordance with the CSIM Portfolio Management Incentive Plan (the "Plan"), which is designed to reward consistent and superior investment performance relative to established benchmarks and/or industry peer groups. The Plan is an annual incentive plan that provides quarterly advances at management's discretion based on their determination of whether funds are available under the Plan as well as factors such as the portfolio manager's contribution to the firm's overall investment process, being good corporate citizens, and contribution to the firm's asset growth and business relationships.

The Plan consists of two independent funding components: 75% of the funding is based on fund investment performance and 25% of the funding is based on Schwab's corporate performance.

-     FUND INVESTMENT PERFORMANCE

      Funding into this Plan component is determined by fund performance relative to a Lipper Category or an established industry peer group. Peer groups are determined by the CSIM Peer Group Committee and are reviewed on a regular basis.

      - The fund's investment performance ranking relative to its peer group or respective Lipper Category ("fund ranking") is determined based on its 1-year and 3-year pre-tax return before expenses. In determining the fund ranking, 75% of the weighting is based on the 3-year pre-tax performance and 25% is based on the 1-year pre-tax performance. The 1-year and 3-year performance numbers are calculated based on a calendar year.

      A composite rating for each Portfolio Manager is then determined, based on a weighted average of all of their individual funds' rankings. The specific weight given to the fund in that calculation is determined by CSIM's senior management.

-     SCHWAB CORPORATE PERFORMANCE

      Funding into this Plan component is determined by Schwab corporate performance which is based on two financial performance measures: (1) year-to-date net revenue growth; and (2) Schwab's profit margin. The actual amount of funding into the Plan is discretionary and is determined by Schwab's senior management following the end of each quarter.

The Portfolio Manager's compensation is not based on the value of the assets held in the fund's portfolio.

      Ownership of Fund Shares. Because the fund had not commenced operations prior to the date of this SAI, no information regarding the Portfolio Manager's "beneficial ownership" of shares of the fund has been included. This information will appear in a future version of the SAI.

      Laudus Variable Insurance Trust. The Trust's Trustees oversee the general conduct of the Fund's business. Certain information concerning the Trustees is set forth below. The address for all trustees is 101 Montgomery Street, San Francisco, CA 94104.

                                                                                              NUMBER
                                                                                             OF FUNDS
                                                                                              IN THE
                                                                                               FUND
                          POSITION(s)      TERM OF                                            COMPLEX
                              HELD      OFFICE(2) AND                                        OVERSEEN              OTHER
        NAME AND            WITH THE      LENGTH OF          PRINCIPAL OCCUPATION(s)         BY BOARD          DIRECTORSHIPS
      YEAR OF BIRTH         TRUST(1)     TIME SERVED           DURING PAST 5 YEARS            MEMBER       HELD BY BOARD MEMBER(6)
      -------------         --------     -----------           -------------------            ------       -----------------------
INDEPENDENT TRUSTEES

Rodman L. Drake           Trustee;      Trustee since  Co-Founder of Baringo Capital LLC       __(3)   BOARD 1-- Director and
Year of Birth: 1943       Chairman,          1994      (since 2002); President,                        Chairman, Hyperion Total
                          Full Board                   Continuation Investments Group, Inc.            Return Fund, Inc. and
                                                       (1997 to 2001).                                 Hyperion Strategic Mortgage
                                                                                                       Fund Inc. (since 1991).
                                                                                                       BOARD 2 -- Director, Jackson
                                                                                                       Hewitt Tax Service Inc.
                                                                                                       (since June 2004).
                                                                                                       BOARD 3 -- Director, Student
                                                                                                       Loan Corporation (since May

                                                                                              NUMBER
                                                                                             OF FUNDS
                                                                                              IN THE
                                                                                               FUND
                          POSITION(s)      TERM OF                                            COMPLEX
                              HELD      OFFICE(2) AND                                        OVERSEEN              OTHER
        NAME AND            WITH THE      LENGTH OF          PRINCIPAL OCCUPATION(s)         BY BOARD          DIRECTORSHIPS
      YEAR OF BIRTH         TRUST(1)     TIME SERVED           DURING PAST 5 YEARS            MEMBER       HELD BY BOARD MEMBER(6)
      -------------         --------     -----------           -------------------            ------       -----------------------
                                                                                                       2005).
                                                                                                       BOARD 4 -- Celgene
                                                                                                       Corporation (since April
                                                                                                       2006).

Morrill Melton Hall, Jr.  Trustee;      Trustee since  Chairman (since 1984) and Chief         __(3)                 None
Year of Birth: 1944       Chairman,          2000      Executive Officer (since 1991),
                          Investment                   Comprehensive Health Services, Inc.
                          Oversight                    (health care management and
                          Committee                    administration).

Jonathan Piel             Trustee       Trustee since  Cable television producer and           __(3)                 None
Year of Birth: 1938                          1994      website designer; Editor, Scientific
                                                       American (1984-1986), and Vice
                                                       President, Scientific American Inc.,
                                                       (1986-1994); Director, National
                                                       Institute of Social Sciences; Member
                                                       Advisory Board, The Stone Age
                                                       Institute, Bloomington, Indiana.

John D. Collins           Trustee;      Trustee since  Retired. Consultant, KPMG, LLP (July    __(3)   BOARD 1 -- Director, Mrs.
  Year of Birth: 1938     Chairman,          2005      1999 to June 2000); Partner, KPMG,              Fields Famous Brands LLC
                          Audit and                    LLP (March 1962 to June 1999).                  (consumer products) (since
                          Compliance                                                                   December 2004).
                          Committee

Mariann Byerwalter        Trustee;      Trustee since  Chairman of JDN Corporate Advisory      __(4)   BOARD 1 -- Director,
  Year of Birth: 1960     Chairman,          2006      LLC (1996 to 2001); Vice President              Redwood Trust, Inc.
                          Marketing,                   for Business Affairs and Chief                  (mortgage finance).
                          Distribution                 Financial Officer of Stanford                   BOARD 2 -- Director, PMI
                          and                          University (1996-2001); Special                 Group, Inc. (mortgage
                          Shareholder                  Adviser to the President of Stanford            insurance).
                          Services                     University (2001).
                          Committee

Nils H. Hakansson         Trustee       Trustee since  Retired. Sylvan C. Coleman Professor    __(3)                 None
  Year of Birth: 1937                        2006      of Finance and Accounting, Emeritus,
                                                       Haas School of Business University
                                                       of California, Berkeley (since 2003);
                                                       Professor of Finance and Accounting,
                                                       Haas School of Business, University
                                                       of California, Berkeley (July 1969
                                                       to January 2003).

William A. Hasler         Trustee;      Trustee since  Retired. Dean Emeritus of the Haas      __(4)   BOARD 1 -- Director, Aphton
  Year of Birth: 1941     Chairman,          2006      School of Business at the University            Corporation)
                          Governance                   of California, Berkeley; until                  bio- pharmaceuticals).
                          Committee                    February 2004, Co-Chief Executive               BOARD 2 -- Director,
                                                       Officer, Aphton Corporation                     Mission West Properties
                                                       (bio-pharmaceuticals).                          (commercial real estate).
                                                                                                       BOARD 3 -- Director, TOUSA
                                                                                                       (home building).
                                                                                                       BOARD 4 -- Director, Stratex
                                                                                                       Networks (a network equipment
                                                                                                       corporation).
                                                                                                       BOARD 5 -- Director, Genitope
                                                                                                       Corp. (bio-pharmaceuticals).
                                                                                                       BOARD 6 -- Director,
                                                                                                       Solectron Corporation where
                                                                                                       he is also Non-Executive
                                                                                                       Chairman (manufacturing).
                                                                                                       BOARD 7 -- Director, Ditech
                                                                                                       Communications Corporation
                                                                                                       (voice communications
                                                                                                       technology).

                                                                                              NUMBER
                                                                                             OF FUNDS
                                                                                              IN THE
                                                                                               FUND
                          POSITION(s)      TERM OF                                            COMPLEX
                              HELD      OFFICE(2) AND                                        OVERSEEN              OTHER
        NAME AND            WITH THE      LENGTH OF          PRINCIPAL OCCUPATION(s)         BY BOARD          DIRECTORSHIPS
      YEAR OF BIRTH         TRUST(1)     TIME SERVED           DURING PAST 5 YEARS            MEMBER       HELD BY BOARD MEMBER(6)
      -------------         --------     -----------           -------------------            ------       -----------------------
INTERESTED TRUSTEES

Randall W. Merk(5)        Trustee       Trustee since  Executive Vice President, Charles       __(4)                 None
  Year of Birth: 1954                        2006      Schwab & Co., Inc. (2002-present);
                                                       President, Schwab Financial
                                                       Product,  Charles Schwab & Co., Inc.
                                                       (2002-present); Director, Charles
                                                       Schwab Asset Management (Ireland)
                                                       Limited; Charles Schwab Worldwide
                                                       Funds PLC; Director, Charles Schwab
                                                       Bank  N.A. (since 2006).  Prior to
                                                       September 2002, President and Chief
                                                       Investment Officer, American Century
                                                       Investment Management, and Director,
                                                       American Century Companies, Inc.;
                                                       Until June 2001, Chief Investment
                                                       Officer -- Fixed Income, American
                                                       Century Companies, Inc.

(1) Each Trustee serves in the same capacity as described above for each registered investment company included in the Excelsior Funds complex (Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust) (together, the "Excelsior Funds Complex") and the Laudus Funds complex (Laudus Trust and Laudus Variable Insurance Trust) (together, the "Laudus Funds Complex"). Each officer serves in the same capacity as described above for each registered investment company included in the Laudus Funds Complex.

(2) Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The Laudus Funds retirement policy requires that Independent Trustees retire no later than December 31st of the year during which he or she reaches 72 years of age. The officers of the Trust hold office for a one-year term and until their respective successors are chosen and qualified, or, in each case, until he or she sooner dies, resigns, is removed, or becomes disqualified in accordance with the Trust's by-laws.

(3) This number includes all registered investment companies included in the Excelsior Funds Complex and the Laudus Funds Complex, each of which is part of the Schwab Mutual Fund Complex (as defined below). As of ___________ __, 2007, the Excelsior Funds Complex and the Laudus Funds Complex, in the aggregate, consisted of __ funds.

(4) This number includes all registered investment companies included in the Schwab Mutual Fund complex (Excelsior Funds, Inc., Excelsior Tax-Exempt Funds Inc., Excelsior Funds Trust, Laudus Trust, Laudus Variable Insurance Trust, The Charles Schwab Family of Funds, Schwab Investments, Schwab Annuity Portfolios and Schwab Capital Trust) (together, the "Schwab Mutual Fund Complex"). As of _________ __, 2007, the Schwab Mutual Fund Complex consisted of __ funds.

(5) Mr. Merk is considered an "interested person" of the Companies (as defined in the 1940 Act) because of his affiliation with the Companies' Advisers.

(6) This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e., public companies) or other investment companies registered under the 1940 Act that are not part of the Schwab Mutual Fund Complex.


      Prior to the September 29, 2006, the Board had established an Audit Committee and a Nominating Committee. At the September 29, 2006 meeting of the Board, the Board revised the Committee structure of the Board and adopted Committee charters with respect to each of those new Committees, as described below:


      - The Audit and Compliance Committee (formerly the Audit Committee) has oversight responsibility for the integrity of the Trust's financial reporting processes and compliance policies, procedures and processes, and for the Excelsior Funds Complex's overall system of internal controls. This Committee is composed of at least three Independent Trustees. Currently, Messrs. Collins, Hakansson, and Hasler are members. The charter directs that the Committee must meet four times annually, with additional meetings as the Committee deems appropriate. Prior to September 29, 2006, the members of the former Audit Committee were Messrs. Drake, Hall, Piel and Collins and that Committee met ___ times during the Trust's fiscal year ended March 31, 2007.

      - The primary purpose of the Governance Committee (formerly the Nominating Committee) is to review and make recommendations to the Board regarding Trust governance-related matters, including but not limited to Board compensation practices, retirement policies and term limits, Board self-evaluation, the effectiveness and allocation of assignments and functions by the Board, the composition of committees of the Board, and the training of Trustees. The Committee is also responsible for selecting and nominating candidates to serve as trustees. There are no specific procedures in place to consider nominees recommended by shareholders, but such nominees would be considered if such nominations were submitted in accordance with Rule 14a-8 of the Securities Exchange Act of 1934 in conjunction with a shareholder meeting to consider the election of trustees. This Committee is composed of at least three Trustees. Currently, Messrs. Hasler, Drake and Collins are members of this Committee. The charter directs that the Committee meets at such times and with such frequency as is deemed necessary or appropriate by the Committee. Prior to September 29, 2006, the Nominating Committee consisted of Messrs. Drake, Hall, Piel, and Collins. The Nominating Committee met ___ times during the Trust's fiscal year ended March 31, 2007.

      - The primary purpose of the Investment Oversight Committee is to oversee the investment activities of the Trust. This Committee is composed of at least three Trustees (at least two-thirds to be Independent Trustees). Currently, Messrs. Hall, Hakansson and Piel and Ms. Byerwalter are members of this Committee. The charter directs that the Committee meets at such times and with such frequency as is deemed necessary or appropriate by the Committee. The Committee met ___ times during the Trust's fiscal year ended March 31, 2007.

      - The primary purposes of the Marketing, Distribution and Shareholder Servicing Committee are to review matters relating to the marketing of the Funds' shares, to oversee the quality and cost of shareholder services provided to the Trust and its shareholders pursuant to the shareholder servicing and/or administrative services plans, and to oversee the Trust's distribution-related arrangements, including the distribution-related services provided to the Trust and its shareholders. This Committee is composed of at least two Trustees (at least two-thirds to be Independent Trustees). Currently, Ms. Byerwalter and Messrs. Piel and Hall are members of this Committee. The charter directs that the Committee meets at such times and with such frequency as is deemed necessary or appropriate by the Committee. The Committee met ___ times during the Trust's fiscal year ended March 31, 2007.

The aggregate dollar range of securities in the Family of Investment Companies owned by each Trustee is set forth below.

The following table summarizes the dollar range of shares beneficially owned by each director/trustee in the Fund Complex as of December 31, 2006.

                                                  AGGREGATE DOLLAR RANGE OF
                                                  EQUITY SECURITIES IN ALL FUNDS
                          DOLLAR RANGE OF EQUITY  OVERSEEN BY DIRECTOR IN FAMILY
    NAME OF DIRECTOR      SECURITIES IN THE FUND  OF INVESTMENT COMPANIES*
INTERESTED DIRECTORS
Randall W. Merk                    None                  _______________

                                                     AGGREGATE DOLLAR RANGE OF
                                                  EQUITY SECURITIES IN ALL FUNDS
                          DOLLAR RANGE OF EQUITY  OVERSEEN BY DIRECTOR IN FAMILY
    NAME OF DIRECTOR      SECURITIES IN THE FUND     OF INVESTMENT COMPANIES*
INDEPENDENT DIRECTORS
Rodman L. Drake                    None                  _______________
Morrill Melton Hall, Jr.           None                  _______________
Jonathan Piel                      None                  _______________
John D. Collins                    None                  _______________
Mariann Byerwalter                 None                  _______________
Nils H. Hakansson                  None                  _______________
William A. Hasler                  None                  _______________

* For the purpose of the table above, the Laudus"family of investment companies" consists of all registered investment companies in the Excelsior Funds Complex and the Laudus Funds Complex, each of which is a part of the Schwab Mutual Fund Complex. As of ____________ __, 2007, the Excelsior Funds Complex and the Laudus Funds Complex, in the aggregate, consisted of __ funds.


Certain information concerning the Trust's officers is set forth below:


   NAME, ADDRESS(7) AND YEAR OF BIRTH;
    (TERM OF OFFICE (8) AND LENGTH OF                                               PRINCIPAL OCCUPATION DURING
              TIME SERVED)                     POSITION WITH THE TRUST                    PAST FIVE YEARS
--------------------------------------------------------------------------------------------------------------------------
Evelyn Dilsaver                            President and Chief Executive  President, Chief Executive Officer and
1955                                       Officer                        Director, Charles Schwab Investment
(9/05 -- present)                                                         Management, Inc.; Executive Vice President,
                                                                          Charles Schwab & Co., Inc.; President and
                                                                          Chief Executive Officer, Schwab Funds;
                                                                          President, Excelsior Funds, Inc., Excelsior
                                                                          Tax-Exempt Funds, Inc., and Excelsior Funds
                                                                          Trust; President, Mutual Fund Division, UST
                                                                          Advisers, Inc. Until 7/04: Senior Vice
                                                                          President, Asset Management Products &
                                                                          Services. Until 6/03: Executive Vice
                                                                          President, Chief Financial Officer, Chief
                                                                          Administrative Officer, U.S. Trust.

--------------------------------------------------------------------------------------------------------------------------
George Pereira                             Chief Financial Officer        Senior Vice President and Chief Financial
1964                                                                      Officer, Charles Schwab Investment
(6/06 -- present)                                                         Management, Inc.; Treasurer and Principal
                                                                          Financial Officer, Schwab Funds; Chief
                                                                          Financial Officer, Mutual Fund Division, UST
                                                                          Advisers, Inc.; Treasurer, Chief Financial
                                                                          Officer and Chief Accounting Officer,
                                                                          Excelsior Funds, Inc., Excelsior Tax-Exempt
                                                                          Funds, Inc., and Excelsior Trust Inc.;
                                                                          Director, Charles Schwab Worldwide Funds, PLC
                                                                          and Charles Schwab Asset Management (Ireland)
                                                                          Ltd.  From 12/99 to 11/04: Senior Vice
                                                                          President, Financial Reporting, Charles
                                                                          Schwab & Co., Inc.

--------------------------------------------------------------------------------------------------------------------------
Jeffrey Mortimer,                          Vice President and Chief       Senior Vice President and Chief Investment
1963                                       Investment Officer             Officer -- Equities, Charles Schwab
(6/04-present)                                                            Investment Management, Inc., and Schwab
                                                                          Funds. Prior to May 2004, Vice President
                                                                          and Sr. Portfolio Manager, Charles Schwab

   NAME, ADDRESS 7 AND YEAR OF BIRTH;
    (TERM OF OFFICE 8 AND LENGTH OF                                                 PRINCIPAL OCCUPATION DURING
              TIME SERVED)                     POSITION WITH THE TRUST                    PAST FIVE YEARS
--------------------------------------------------------------------------------------------------------------------------
                                                                          Investment Management, Inc.

--------------------------------------------------------------------------------------------------------------------------
Catherine MacGregor                        Vice President & Chief Legal   Vice President, Charles Schwab & Co., Inc.
1964                                       Officer                        and Charles Schwab Investment Management, Inc.;
(12/05 -- present)                                                        since 2006, Chief Counsel, Laudus Trust and
                                                                          Laudus Variable Insurance Trust; Vice President,
                                                                          Schwab Funds; until July 2005, Senior Associate,
                                                                          Paul Hastings Janofsky & Walker LLP.

--------------------------------------------------------------------------------------------------------------------------
Randall Fillmore,                          Chief Compliance Officer       Senior Vice President, Chief Compliance
1960                                                                      Officer, Charles Schwab Investment
(9/04-present)                                                            Management, Inc.; Senior Vice President,
                                                                          Charles Schwab & Co., Inc.; Chief Compliance
                                                                          Officer, Schwab Funds. From 2002 to 2003,
                                                                          Vice President, Charles Schwab & Co., Inc.
                                                                          and Charles Schwab Investment Management,
                                                                          Inc.  From 2000 to 2002, Vice President,
                                                                          Internal Audit, Charles Schwab & Co., Inc.

--------------------------------------------------------------------------------------------------------------------------
Daniel Kern,                               Vice President                 Vice President, Investment Operations,
1961                                                                      Charles Schwab Investment Management, Inc.;
(3/05-present)                                                            Assistant Treasurer, Schwab Funds. Until
                                                                          September 2005, Assistant Treasurer, Laudus
                                                                          Trust and Laudus Variable Insurance Trust.
                                                                          Until December 2004, Vice President, Internal
                                                                          Audit, Charles Schwab Corporation.  Prior to
                                                                          January 2003, Managing Director and
                                                                          Principal, Montgomery Asset Management.

--------------------------------------------------------------------------------------------------------------------------
Bill Thomas,                               Vice President                 Senior Vice President, Distribution, Charles
1962                                                                      Schwab & Co., Inc. Until May 2000, Managing
(6/04-present)                                                            Director, Scudder Kemper Investments.

--------------------------------------------------------------------------------------------------------------------------
Michael Haydel,                            Vice President                 Vice President, Asset Management Client
1972                                                                      Services, Charles Schwab & Co., Inc. Until
(6/05-present)                                                            March 2004, Director, Charles Schwab & Co.,
                                                                          Inc.

--------------------------------------------------------------------------------------------------------------------------
Cathy Sabo,                                Vice President                 Vice President, Compliance, Charles Schwab
1964                                                                      Investment, Management, Inc.; Vice President,
(12/05 -- present)                                                        Schwab Funds; until September 2004, Vice
                                                                          President, Client, Sales & Services Controls,
                                                                          Charles Schwab & Co., Inc.

--------------------------------------------------------------------------------------------------------------------------
Aleda Anderson,                            Vice President                 Vice President, Distribution Services,
1966                                                                      Charles Schwab Investment Management, Inc.;
(06/06 -  present)                                                        until December 2005, Director, Asset
                                                                          Management Strategic Alliances, Charles
                                                                          Schwab & Co., Inc.; until 2001, Research
                                                                          Associate, Office of Corporate Counsel,
                                                                          Charles Schwab & Co., Inc.

   NAME, ADDRESS 7 AND YEAR OF BIRTH;
    (TERM OF OFFICE 8 AND LENGTH OF                                                 PRINCIPAL OCCUPATION DURING
              TIME SERVED)                     POSITION WITH THE TRUST                    PAST FIVE YEARS
--------------------------------------------------------------------------------------------------------------------------
Alice Schulman,                            Clerk                          Vice President & Assistant Secretary, Charles
1950                                                                      Schwab Investment Management, Inc.; Assistant
(1/04-present)                                                            Secretary, Schwab Funds and The Charles
                                                                          Schwab Bank, N.A. Until 2003, Director,
                                                                          Project Management, Charles Schwab Investment
                                                                          Management, Inc.

--------------------------------------------------------------------------------------------------------------------------

----------

7 The mailing address of each of the officers is c/o Laudus Trust, 101
  Montgomery Street, San Francisco, CA 94104.

8 There is no stated term of office for the officers of the Trust.

Mss. Anderson, Dilsaver, MacGregor, Sabo and Schulman, and Messrs. Felton, Kern, Mortimer, Fillmore, Pereira, Thomas and Haydel, each being an employee of CSIM or its affiliates, will each benefit indirectly from the management fees paid by the Trust to CSIM, but receive no compensation from the Trust.

      Trustee Compensation. Interested Trustees and officers of the Trust do not receive compensation from the Trust. The Trust pays each Independent Trustee aggregate compensation of $55,000 per year. This sum includes a quarterly retainer fee of $8,788 and an additional $3,790 for each regular meeting attended.

      The total compensation accrued and payable to, as well as the benefits accrued under the Retirement Plan by, the Independent Trustees by the Trust and by the fund complex for the period ended December 31, 2006 is shown in the table below.

                                                                                                          TOTAL
                                                              PENSION OR                               COMPENSATION
                                                              RETIREMENT                              FROM REGISTRANT
                                          AGGREGATE        BENEFITS ACCRUED         ESTIMATED             AND FUND
                                      COMPENSATION FROM     AS PART OF FUND      ANNUAL BENEFITS         COMPLEX 9
NAME OF PERSON                            REGISTRANT           EXPENSES          UPON RETIREMENT     PAID TO DIRECTORS
Rodman R. Drake                       ___________             ___________              $0               ___________

Morrill Melton Hall, Jr.              ___________             ___________              $0               ___________

Jonathan Piel                         ___________             ___________              $0               ___________

John D. Collins                       ___________             ___________              $0               ___________

Mariann Byerwalter                     $1035 10                 $21,509                $0                 $225,217 10

William A. Hasler                      $1035 10                 $21,509                $0                 $232,717 10

Nils H. Hakansson                      $1035 10                $182,635                $0 11               $56,667 10

----------

9 As of _________ __, 2007, the fund complex consisted of __ funds, which includes __ Schwab Funds.

10 Reflects fees accrued for the fiscal year regardless of the actual payment date.

11 A one time lump sum of $150,000 will be paid at retirement. This payment, however, is tied to the performance of the Funds and as a result may increase or decrease based on the performance of the Funds.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of __________ __, 2007, the officers and trustees of the Fund, as a group owned of record or beneficially less than 1% of the outstanding voting securities of the Fund.


As of __________ __, 2007, the Fund was not yet operational and has no shareholders. Therefore, as of __________ __, 2007, no persons or entities owned, of record or beneficially, more than 5% of the outstanding voting securities of the Fund.




                     INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISORY CONTRACT

About CSIM

      CSIM is a wholly-owned subsidiary of The Charles Schwab Corporation. Both CSIM and The Charles Schwab Corporation are located at 101 Montgomery Street, San Francisco, CA 94104.

      As of ___________ __, 2007, CSIM managed __ mutual funds and approximately $_____ billion in assets.

Principal Executive Officer and Directors

      Listed below are the directors and principal executive officer of CSIM. The principal business address of each director and the principal executive officer, as it relates to their duties at CSIM, is the same as above.


NAME                             POSITION
----                             --------
Evelyn Dilsaver................  Director, President and Chief Executive Officer

Charles R. Schwab..............  Chairman and Director

      As disclosed in the Prospectus under the heading "Management of the Fund," under management contract (the "Management Contract") between the Trust, on behalf of the Fund, and CSIM, subject to the supervision of the Trustees of the Trust and such policies as the Trustees may determine, CSIM furnishes office space and equipment, provides certain bookkeeping and clerical services and pays all salaries, fees and expenses of officers and Trustees of the Trust who are affiliated with CSIM.

      The Fund has agreed to pay CSIM a monthly management fee at the annual percentage rate of the Fund's average daily net assets. The table below shows the advisory fee payable to CSIM by the Fund.

                                                                       AGREEMENT
AVERAGE DAILY NET ASSETS                                                 RATE
------------------------                                                 ----
________________                                                         _.__%
________________                                                         _.__%

      Through March 31, 2009, CSIM has agreed to limit the annual operating expenses (excluding interest, taxes and certain non-routine expenses) of the Fund to _.__% of the fund's average daily net assets.

The amount of the expense cap is determined in coordination with the Board of Trustees, and the expense cap is intended to limit the effects on shareholders of expenses incurred in the ordinary operation of the fund. The expense cap is not intended to cover all fund expenses, and the fund's expenses may exceed the expense cap. For example, the expense cap does not cover investment-related expenses, such as brokerage commissions, interest and taxes, nor does it cover extraordinary or non-routine expenses, such as shareholder meeting costs.

      The Management Contract provides that CSIM shall not be subject to any liability to the Trust or to any shareholder of the Trust in connection with the performance of its services thereunder in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties thereunder.

      The Management Contract will continue in effect for a period no more than two years from the date of its execution, and renewals thereof must be approved by (i) vote, cast in person at a meeting called for that purpose, of a majority of those Trustees who are not "interested persons" of CSIM or the Trust, and by
(ii) the majority vote of either the full Board of Trustees or the vote of a majority of the outstanding shares of the Fund. The Management Contract automatically terminates on assignment and is terminable on not more than 60 days' notice by the Trust to CSIM or by CSIM to the Trust.

ADMINISTRATIVE SERVICES

Administrative Services. The Trust has entered into the Fund Administration Agreement with State Street Bank and Trust Company, One Lincoln Street, Boston, Massachusetts 02111 (in such capacity, the "Administrator") pursuant to which the Administrator will provide certain management and administrative services necessary for the Fund's operations including: (i) regulatory compliance, including the compilation of information for documents such as reports to, and filings with, the SEC and state securities commissions, and preparation of proxy statements and shareholder reports for the Fund; (ii) general supervision relative to the compilation of data required for the preparation of periodic reports distributed to the Fund's officers and Board of Trustees; and (iii) furnishing office space and certain facilities required for conducting the business of the Fund. The Trust has also entered into the Fund Accounting Agreement with State Street Bank and Trust Company, (in such capacity, the "Fund Accountant") pursuant to which the Fund Accountant will provide certain accounting services necessary for the Fund's operations.

CUSTODIAL ARRANGEMENT

_____________________________, is the Trust's custodian (the "Custodian").

CODES OF ETHICS

The Trust (on behalf of the Fund) and CSIM have adopted codes of ethics (each a "Code") pursuant to Rules 17j-1 and 204A-1 of the 1940 Act and the Investment Advisers Act of 1940. Each permits personnel subject thereto to invest in securities subject to certain conditions or restrictions. CSIM's Code permits personnel to buy or sell, directly or indirectly, securities for their own accounts. This includes securities that may be purchased or held by the funds CSIM manages. Securities transactions by some of these individuals are subject to prior approval of CSIM's Chief Compliance Officer or designee and are subject to certain restrictions. Covered securities transactions are subject to quarterly and annual reporting and review requirements.

                             PORTFOLIO TRANSACTIONS

The investment adviser makes decisions with respect to the purchase and sale of portfolio securities on behalf of the fund. The investment adviser is responsible for implementing these decisions, including the negotiation of commissions and the allocation of principal business and portfolio brokerage. Purchases and sales of securities on a stock exchange or certain riskless principal transactions placed on NASDAQ are typically effected through brokers who charge a commission for their services. Purchases and sales of fixed income securities may be transacted with the issuer, the issuer's underwriter, or a dealer. The fund does not usually pay brokerage commissions on purchases and sales of fixed income securities, although the price of the securities generally includes compensation, in the form of a spread or a mark-up or mark-down, which is not disclosed separately. The prices the fund pays to underwriters of newly-issued securities usually include a commission paid by the issuer to the underwriter. Transactions placed through dealers who are serving as primary market makers reflect the spread between the bid and asked prices. The money market securities in which the fund invests are traded primarily in the over-the-counter market on a net basis and do not normally involve either brokerage commissions or transfer taxes. It is expected that the cost of executing portfolio securities transactions of the fund will primarily consist of dealer spreads and underwriting commissions.

The investment adviser seeks to obtain the best execution in executing portfolio transactions. The investment adviser may take a number of factors into account in selecting brokers or dealers to execute these transactions. Such factors may include, without limitation, the following: execution price; brokerage commission or dealer spread; size or type of the transaction; nature or character of the markets; clearance or settlement capability; reputation; financial strength and stability of the broker or dealer; efficiency of execution and error resolution; block trading capabilities; willingness to execute related or unrelated difficult transactions in the future; order of call; or provision of additional brokerage or research services or products.

The investment adviser may cause the fund to pay a higher commission than otherwise obtainable from other brokers or dealers in return for brokerage or research services or products if the investment adviser believes that such commission is reasonable in relation to the services provided. In addition to agency transactions, the investment adviser may receive brokerage and research services or products in connection with certain riskless principal transactions, in accordance with applicable SEC and other regulatory guidelines. In both instances, these services or products may include: economic, industry, or company research reports or investment recommendations; subscriptions to financial publications or research data compilations; compilations of securities prices, earnings, dividends, and similar data; computerized databases; quotation equipment and services; research or analytical computer software and services; products or services that assist in effecting transactions, including services of third-party computer systems developers directly related to research and brokerage activities; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). The investment adviser may use research services furnished by brokers or dealers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker or dealer providing such services.

The investment adviser may receive a service from a broker or dealer that has both a "research" and a "non-research" use. When this occurs, the investment adviser will make a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the investment adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the investment adviser faces a potential conflict of interest, but the investment adviser believes that that the costs of such services may be appropriately allocated to their anticipated research and non-research uses.

The fund may purchase new issues of securities for clients in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the investment adviser with research services, in accordance with applicable rules and regulations permitting these types of arrangements.

The investment adviser may place orders with electronic communications networks or other alternative trading systems. Placing orders with electronic communications networks or other alternative trading systems may enable the funds to trade directly with other institutional holders. At times, this may allow the funds to trade larger blocks than would be possible trading through a single market maker.

The investment adviser may aggregate securities sales or purchases among two or more clients. The investment adviser will not aggregate transactions unless it believes such aggregation is consistent with its duty to seek best execution for each affected client and is consistent with the terms of the investment advisory agreement for such client. In any single transaction in which purchases and/or sales of securities of any issuer for the account of the fund are aggregated with other accounts managed by the investment adviser, the actual prices applicable to the transaction will be averaged among the accounts for which the transaction is effected, including the account of the fund.

In determining when and to what extent to use Schwab or any other affiliated broker-dealer as its broker for executing orders for the fund on securities exchanges, the investment adviser follows procedures, adopted by the Board of Trustees, that are designed to ensure that affiliated brokerage commissions (if relevant) are reasonable and fair in comparison to unaffiliated brokerage commissions for comparable transactions. The Board reviews the procedures annually and approves and reviews transactions involving affiliated brokers quarterly.

      The Fund is not yet operational and therefore has not paid any brokerage commissions.

      Performance Comparisons. Investors may judge the performance of the Fund by comparing it to the performance of other mutual fund portfolios with comparable investment objectives and policies through various mutual fund or market indices such as those prepared by Dow Jones & Co., Inc. and Standard & Poor's and to data prepared by Lipper, Inc., a widely recognized independent service which monitors the performance of mutual funds. Comparisons may also be made to indices or data published in Money Magazine, Forbes, Barron's, The Wall Street Journal, Morningstar, Inc., Ibbotson Associates, CDA/Weisenberger, The New York Times, Business Week, U.S.A. Today, Institutional Investor, and other periodicals. In addition to performance information, general information about the Fund that appears in publications such as those mentioned above may be included in advertisements, sales literature and reports to shareholders. From time to time, the Trust may include the following types of information in advertisements, supplemental sales literature and reports to shareholders: (1) discussions of general economic or financial principles (such as the effects of inflation, the power of compounding and the benefits of dollar cost averaging);
(2) discussions of general economic trends; (3) presentations of statistical data to supplement such discussions; (4) descriptions of past or anticipated portfolio holdings for the Fund; (5) descriptions of investment strategies for the Fund; (6) descriptions or comparisons of various investment products, which may or may not include the Fund; (7) comparisons of investment products (including the Fund) with relevant market or industry indices or other appropriate benchmarks; (8) discussions of fund rankings or ratings by recognized rating organizations; and (9) testimonials describing the experience of persons that have invested in the Fund. The Trust may also include calculations, such as hypothetical compounding examples, which describe hypothetical investment results in such communications. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of the Fund.

                DESCRIPTION OF THE TRUST AND OWNERSHIP OF SHARES

      The Trust is a diversified open-end management investment company and was organized as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on March 2, 1998.

      A copy of the Trust's Agreement and Declaration of Trust dated March 1, 1998, as amended (the "Declaration of Trust"), is on file with the Secretary of the Commonwealth of Massachusetts. The fiscal year of the Trust ends on December
31. Effective March 31, 2004, the Trust changed its name to "Laudus Variable Insurance Trust".

      Interests in the Trust's portfolio are currently represented by shares of one series, the Laudus Short-Term Government Securities Fund, issued pursuant to the Declaration of Trust. The rights of shareholders and powers of the Trustees of the Trust with respect to shares of the Laudus Short-Term Government Securities Fund are described in the Prospectus.

      The Declaration of Trust provides for the perpetual existence of the Trust. The Trust may, however, be terminated at any time by vote of at least two-thirds of the outstanding shares of the Trust.

VOTING RIGHTS

      Shareholders are entitled to one vote for each full share held (with fractional votes for fractional shares held) and will vote (to the extent provided herein) in the election of Trustees and the termination of the Trust and on other matters submitted to the vote of shareholders. Shareholders will vote by individual series on all matters except (i) when required by the 1940 Act, shares shall be voted in the aggregate and not by individual series and
(ii) when the Trustees have determined that the matter affects only the interests of one or more series, then only shareholders of such series shall be entitled to vote thereon. Shareholders of one series shall not be entitled to vote on matters exclusively affecting another series, such matters including, without limitation, the adoption of or change in any fundamental policies or restrictions of the other series and the approval of the investment advisory contracts of the other series.

      There will normally be no meetings of shareholders for the purpose of electing Trustees, except that in accordance with the 1940 Act (i) the Trust will hold a shareholders' meeting for the election of Trustees at such time as less than a majority of the Trustees holding office have been elected by shareholders, and (ii) if, as a result of a vacancy in the Board of Trustees, less than two-thirds of the disinterested Trustees holding office have been elected by the shareholders, that vacancy may only be filled by a vote of the shareholders. In addition, Trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares and filed with the Trust's custodian or by a vote of the holders of two-thirds of the outstanding shares at a meeting duly called for the purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares. Upon written request by the holders of at least 1% of the outstanding shares stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, the Trust has undertaken to provide a list of shareholders or to disseminate appropriate materials (at the expense of the requesting shareholders). Except as set forth above, the Trustees shall continue to hold office and may appoint successor Trustees. Voting rights are not cumulative.

      No amendment may be made to the Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the Trust except (i) to change the Trust's name or to cure technical problems in the Declaration of Trust and (ii) to establish, designate or modify new and existing series, sub-series or classes of shares of any series of Trust shares or other provisions relating to Trust shares in response to applicable laws or regulations.

PROXY VOTING

      Please note that as of __________ __, 2007, the Fund has not commenced operations and therefore does not yet have a proxy voting record.

      Shareholders wishing to submit proposals for inclusion in a proxy statement for a future shareholder meeting should send their written submissions to the Trust at 101 Montgomery Street, San Francisco, CA 94104. Proposals must be received a reasonable time in advance of a proxy solicitation to be included. Submission of a proposal does not guarantee inclusion in a proxy statement because proposals must comply with certain federal securities regulations.

SHAREHOLDER AND TRUSTEE LIABILITY

      Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust provides for indemnification out of all the property of the relevant series for all loss and expense of any shareholder of that series held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote since it is limited to circumstances in which the disclaimer is inoperative and the series of which he is or was a shareholder would be unable to meet its obligations.

      The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, nothing in the Declaration of Trust protects a Trustee against any liability to which the Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. The Declaration of Trust also provides for indemnification by the Trust of the Trustees and the officers of the Trust against liabilities and expenses reasonably incurred in connection with litigation in which they may be involved because of their offices with the Trust, except if it is determined in the manner specified in the Declaration of Trust that such Trustees are liable to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. In addition, CSIM has agreed to indemnify each Trustee who is not "an interested person" of the Trust to the maximum extent permitted by the 1940 Act against any liabilities arising by reason of such Trustee's status as a Trustee of the Trust.

                 DISCLOSURE OF PORTFOLIO SECURITIES INFORMATION

      Information regarding the availability of the Fund's portfolio securities can be obtained by calling ___.___.____.

      The disclosure of portfolio securities information to shareholders and other parties, prior to regular public filings, may be authorized only by the Trust's President upon prior consultation with the Fund's adviser and the Fund's Chief Legal Officer. Prior to authorizing the disclosure of portfolio securities, the Trust's President must determine that: (i) such disclosure is in the best interests of the Fund's shareholders; and (ii) that no conflict exists between the interests of the Fund's shareholders and those of the Fund's Adviser or principal underwriter.

      Portfolio securities information also may be made available on a selective basis to service providers, ratings agencies, consultants and other qualified financial professionals when the President upon prior consultation with the Fund's adviser and the Fund's Chief Legal Officer, determines such disclosure meets the requirements for non-selective disclosure and serves a legitimate business purpose. Agreements entered into with a service provider to whom the Fund selectively disclose portfolio securities information will generally include the confidentiality provisions customary in such agreements. Although certain of the service providers are not under formal confidentiality obligations in connection with disclosure of portfolio securities information, the Fund would not continue to conduct business with a person who the Fund believes was misusing the disclosed information. Any third-party who is not a service provider to the Fund to whom the Fund selectively disclose portfolio securities information will, prior to that disclosure, be required to sign an agreement describing the permitted use of portfolio securities information and providing that: (i) the portfolio securities information will be kept confidential; (ii) the person will not trade on the basis of any material non-public information; and (iii) the information will be used only for the purpose described in the agreement. As part of its ongoing review of Fund operations, the Board of Trustees will periodically review any agreements that the Trust has entered into to selectively disclose portfolio securities information.

      Such portfolio securities information may be disclosed as frequently as daily to certain service providers, and no more frequently than monthly to ratings agencies, consultants and other qualified financial professionals. Monthly disclosures will not be made sooner than 3 days after the date of the portfolio securities information. Portfolio securities information selectively disclosed to non-service providers will be made available only for the purpose of analyzing and ranking the Fund or performing due diligence and asset allocation, depending on the recipient of the information.

      The Fund's service providers, including, without limitation, the Adviser, distributor, transfer agent, auditor, proxy voting service provider, pricing information vendors, publisher, printer and mailing agent may receive early disclosure of portfolio securities information as frequently as daily in connection with the services they perform for the Fund. The names of those persons to whom the Fund selectively disclose portfolio securities information will be disclosed in this Statement of Additional Information. State Street Bank and Trust Company as service provider to the Fund, is currently receiving this information on a daily basis. Service providers will be subject to a duty of confidentiality with respect to any portfolio securities information whether imposed by the provisions of the service provider's contract with the Trust or by the nature of the service provider's relationship with the Trust.

      The Fund may disclose non-material information including commentary and aggregate information about the characteristics of the Fund in connection with or relating to the Fund or its portfolio securities to any person if such disclosure is for a legitimate business purpose, such disclosure does not effectively result in the disclosure of the complete portfolio securities of the Fund (which can only be disclosed in accordance with the above requirements), and such information does not constitute material non-public information. Such disclosure does not fall within the portfolio securities disclosure requirements outlined above.

      Whether the information constitutes material non-public information will be made on a good faith determination, which involves an assessment of the particular facts and circumstances. In most cases commentary or analysis would be immaterial and would not convey any advantage to a recipient in making a decision concerning the Fund. Commentary and analysis includes, but is not limited to, the allocation of the Fund's portfolio securities and other investments among various asset classes, sectors, and industries, the characteristics of the stock components and other investments of the Fund, the attribution of Fund returns by asset class, sector, industry and country, and the volatility characteristics of the Fund.

      Neither the Fund nor the Fund's Adviser may receive compensation or other consideration in connection with the disclosure of information about portfolio securities.

                        DETERMINATION OF NET ASSET VALUE

      Each business day, the Fund calculates its share price, or NAV, as of the close of the New York Stock Exchange ("NYSE"). This means that NAV is calculated using the values of the Fund's portfolio securities as of the close of the NYSE. The value is required to be determined in one of two ways: securities for which market quotations are readily available are required to be valued at current market value; and securities for which market quotations are not readily available or the adviser deems them to be unreliable are required to be valued at fair value using procedures approved by the Board of Trustees. The Fund uses approved pricing services to provide values for its portfolio securities. Current market values are generally determined by the approved pricing services as follows: securities traded on stock exchanges are valued at the last-quoted sales price on the exchange on which such securities are primarily traded (closing values), or, lacking any sales, at the mean between the bid and ask prices; securities traded in the over-the-counter market are valued at the last sales price that day, or, if there are no sales that day, at the mean between the bid and ask prices. In addition, securities that are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges with these values then translated into U.S. dollars at the current exchange rate. Securities may be fair valued pursuant to procedures approved by the Fund's Board of Trustees when approved pricing services do not provide a value for a security, a furnished price appears manifestly incorrect or events occur prior to the close of the NYSE that materially affect the furnished price. The Board of Trustees regularly reviews fair value determinations made by the Fund pursuant to the procedures.

                        PURCHASE AND REDEMPTION OF SHARES

      The procedures for purchasing shares of the Fund and for determining the offering price of such shares are described in the Prospectus. The Trust has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which the Trust is obligated to redeem shares solely in cash for any shareholder during any 90-day period up to the lesser of (i) $250,000 or (ii) 1% of the total net asset value of the Trust at the beginning of such period. The procedures for redeeming shares of the Fund are described in the Prospectus.

      As described in the Prospectus, the Trust reserves the right, in its sole discretion, to reject purchase orders for shares of the Fund.

                              FINANCIAL STATEMENTS

      As of __________ __, 2007, the Fund was not yet operational.

                 APPENDIX A - RATINGS OF INVESTMENT SECURITIES

From time to time, the fund may report the percentage of its assets that fall into the rating categories set forth below.

                                     BONDS

                            MOODY'S INVESTORS SERVICE

AAA Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risk appear somewhat larger than the Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

BAA Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

                          STANDARD & POOR'S CORPORATION

INVESTMENT GRADE

AAA Debt rated 'AAA' has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA Debt rated 'AA' has a very strong capacity to pay interest and repay principal and differs from the highest rated debt only in small degree.

A Debt rated 'A' has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB Debt rated 'BBB' is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

SPECULATIVE GRADE

Debt rated 'BB' and 'B' is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

BB Debt rated 'BB' has less near-term vulnerability to default than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The 'BB' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BBB-' rating.

B Debt rate 'B' has greater vulnerability to default but presently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions would likely impair capacity or willingness to pay interest and repay principal. The 'B' rating category also is used for debt subordinated to senior debt that is assigned an actual or implied 'BB' or 'BB-' rating.

                                   FITCH, INC.

INVESTMENT GRADE BOND

AAA Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated 'AAA'. Because bonds rated in the 'AAA' and 'AA' categories are not significantly vulnerable to foreseeable future developments, short term debt of these issuers is generally rated 'F1+'.

A Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

SPECULATIVE GRADE BOND

BB Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

                          DOMINION BOND RATING SERVICE

BOND AND LONG TERM DEBT RATING SCALE

As is the case with all DBRS rating scales, long term debt ratings are meant to give an indication of the risk that the borrower will not fulfill its full obligations in a timely manner with respect to both interest and principal commitments. DBRS ratings do not take factors such as pricing or market risk into consideration and are expected to be used by purchasers as one part of their investment process. Every DBRS rating is based on quantitative and qualitative considerations that are relevant for the borrowing entity.

AAA: Highest Credit Quality
AA: Superior Credit Quality
A: Satisfactory Credit Quality

BBB: Adequate Credit Quality
BB: Speculative
B: Highly Speculative

CCC: Very Highly Speculative
CC: Very Highly Speculative
C: Very Highly Speculative

"AAA" Bonds rated "AAA" are of the highest credit quality, with exceptionally strong protection for the timely repayment of principal and interest. Earnings are considered stable, the structure of the industry in which the entity operates is strong, and the outlook for future profitability is favorable. There are few qualifying factors present which would detract from the performance of the entity, the strength of liquidity and coverage ratios is unquestioned and the entity has established a creditable track record of superior performance. Given the extremely tough definition which DBRS has established for this category, few entities are able to achieve a AAA rating.

"AA" Bonds rated "AA" are of superior credit quality, and protection of interest and principal is considered high. In many cases, they differ from bonds rated AAA only to a small degree. Given the extremely tough definition which DBRS has for the AAA category (which few companies are able to achieve), entities rated AA are also considered to be strong credits which typically exemplify above-average strength in key areas of consideration and are unlikely to be significantly affected by reasonably foreseeable events.

"A" Bonds rated "A" are of satisfactory credit quality. Protection of interest and principal is still substantial, but the degree of strength is less than with AA rated entities. While a respectable rating, entities in the "A" category are considered to be more susceptible to adverse economic conditions and have greater cyclical tendencies than higher rated companies.

"BBB" Bonds rated "BBB" are of adequate credit quality. Protection of interest and principal is considered adequate, but the entity is more susceptible to adverse changes in financial and economic conditions, or there may be other adversities present which reduce the strength of the entity and its rated securities.

"BB" Bonds rated "BB" are defined to be speculative, where the degree of protection afforded interest and principal is uncertain, particularly during periods of economic recession. Entities in the BB area typically have limited access to capital markets and additional liquidity support and, in many cases, small size or lack of competitive strength may be additional negative considerations.

"B" Bonds rated "B" are highly speculative and there is a reasonably high level of uncertainty which exists as to the ability of the entity to pay interest and principal on a continuing basis in the future, especially in periods of economic recession or industry adversity.

"CCC" / "CC" / "C" Bonds rated in any of these categories are very highly speculative and are in danger of default of interest and principal. The degree of adverse elements present is more severe than bonds rated "B". Bonds rated below "B" often have characteristics which, if not remedied, may lead to default. In practice, there is little difference between the "C" to "CCC" categories, with "CC" and "C" normally used to lower ranking debt of companies where the senior debt is rated in the "CCC" to "B" range.

"D" This category indicates Bonds in default of either interest or principal.

("HIGH", "LOW") grades are used to indicate the relative standing of a credit within a particular rating category. The lack of one of these designations indicates a rating which is essentially in the middle of the category. Note that "high" and "low" grades are not used for the AAA category.

                COMMERCIAL PAPER AND SHORT-TERM DEBT RATING SCALE

                          DOMINION BOND RATING SERVICE

As is the case with all DBRS rating scales, commercial paper ratings are meant to give an indication of the risk that the borrower will not fulfill its obligations in a timely manner. DBRS ratings do not take factors such as pricing or market risk into consideration and are expected to be used by purchasers as one part of their investment process. Every DBRS rating is based on quantitative and qualitative considerations which are relevant for the borrowing entity.

R-1:  Prime Credit Quality

R-2:  Adequate Credit Quality

R-3:  Speculative

All three DBRS rating categories for short term debt use "high", "middle" or "low" as subset grades to designate the relative standing of the credit within a particular rating category. The following comments provide separate definitions for the three grades in the Prime Credit Quality area, as this is where ratings for active borrowers in Canada continue to be heavily concentrated.

"R-1 (HIGH)" Short term debt rated "R-1 (high)" is of the highest credit quality, and indicates an entity which possesses unquestioned ability to repay current liabilities as they fall due. Entities rated in this category normally maintain strong liquidity positions, conservative debt levels and profitability which is both stable and above average. Companies achieving an "R-1 (high)" rating are normally leaders in structurally sound industry segments with proven track records, sustainable positive future results and no substantial qualifying negative factors. Given the extremely tough definition which DBRS has established for an "R-1 (high)", few entities are strong enough to achieve this rating.

"R-1 (MIDDLE)" Short term debt rated "R-1 (middle)" is of superior credit quality and, in most cases, ratings in this category differ from "R-1 (high)" credits to only a small degree. Given the extremely tough definition which DBRS has for the "R-1 (high)" category (which few companies are able to achieve), entities rated "R-1 (middle)" are also considered strong credits which typically exemplify above average strength in key areas of consideration for debt protection.

"R-1 (LOW)" Short term debt rated "R-1 (low)" is of satisfactory credit quality. The overall strength and outlook for key liquidity, debt and profitability ratios is not normally as favorable as with higher rating categories, but these considerations are still respectable. Any qualifying negative factors which exist are considered manageable, and the entity is normally of sufficient size to have some influence in its industry.

"R-2 (HIGH)", "R-2 (MIDDLE)", "R-2 (LOW)" Short term debt rated "R-2" is of adequate credit quality and within the three subset grades, debt protection ranges from having reasonable ability for timely repayment to a level which is considered only just adequate. The liquidity and debt ratios of entities in the "R-2" classification are not as strong as those in the "R-1" category, and the past and future trend may suggest some risk of maintaining the strength of key ratios in these areas. Alternative sources of liquidity support are considered satisfactory; however, even the strongest liquidity support will not improve the commercial paper rating of the issuer. The size of the entity may restrict its flexibility, and its relative position in the industry is not typically as strong as an "R-1 credit". Profitability trends, past and future, may be less favorable, earnings not as stable, and there are often negative qualifying factors present which could also make the entity more vulnerable to adverse changes in financial and economic conditions.

"R-3 (HIGH)", "R-3 (MIDDLE)", "R-3 (LOW)" Short term debt rated "R-3" is speculative, and within the three subset grades, the capacity for timely payment ranges from mildly speculative to doubtful. "R-3" credits tend to have weak liquidity and debt ratios, and the future trend of these ratios is also unclear. Due to its speculative nature, companies with "R-3" ratings would normally have very limited access to alternative sources of liquidity. Earnings would typically be very unstable, and the level of overall profitability of the entity is also likely to be low. The industry environment may be weak, and strong negative qualifying factors are also likely to be present.

             SHORT TERM NOTES AND VARIABLE RATE DEMAND OBLIGATIONS

                           MOODY'S INVESTORS SERVICE

Short term notes/variable rate demand obligations bearing the designations MIG-1/VMIG-1 are considered to be of the best quality, enjoying strong protection from established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing. Obligations rated MIG-2/VMIG-3 are of high quality and enjoy ample margins of protection although not as large as those of the top rated securities.

                         STANDARD & POOR'S CORPORATION

An S&P SP-1 rating indicates that the subject securities' issuer has a strong capacity to pay principal and interest. Issues determined to possess very strong safety characteristics are given a plus (+) designation. S&P's determination that an issuer has a satisfactory capacity to pay principal and interest is denoted by an SP-2 rating.

                                   FITCH, INC.

Obligations supported by the highest capacity for timely repayment are rated F1+. An F1 rating indicates that the obligation is supported by a very strong capacity for timely repayment. Obligations rated F2 are supported by a good capacity for timely repayment, although adverse changes in business, economic, or financial conditions may affect this capacity.

                                COMMERCIAL PAPER

                           MOODY'S INVESTORS SERVICE

Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers (or related supporting institutions) of commercial paper with this rating are considered to have a superior ability to repay short term promissory obligations. Issuers (or related supporting institutions) of securities rated Prime-2 are viewed as having a strong capacity to repay short term promissory obligations. This capacity will normally be evidenced by many of the characteristics of issuers whose commercial paper is rated Prime-1 but to a lesser degree.

                         STANDARD & POOR'S CORPORATION

A Standard & Poor's Corporation ("S&P") A-1 commercial paper rating indicates a strong degree of safety regarding timely payment of principal and interest. Issues determined to possess overwhelming safety characteristics are denoted A-1+. Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.

                                  FITCH, INC.

F1+ is the highest category, and indicates the strongest degree of assurance for timely payment. Issues rated F1 reflect an assurance of timely payment only slightly less than issues rated F1+. Issues assigned an F2 rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues in the first two rating categories.

                                 TAX EFFICIENCY

The Fund employs specific investment strategies designed to minimize capital gain distributions while achieving the fund's investment objective. These strategies include selling the highest tax cost securities first, not re-balancing the portfolio to reflect changes in their indexes, trading only round-lots or large blocks of securities and focusing on individual tax lots in deciding when and how to manage the realization of capital gains. In addition, the investment adviser monitors, analyzes and evaluates the fund's portfolio as well as market conditions to carefully manage necessary trading activity and to determine when there are opportunities to realize capital losses, which offset realized capital gains. These policies will be utilized to the extent they do not have a material effect on the fund's ability to track or match the performance of its index. They may affect the composition of a fund's index holdings as compared to the index. There can be no assurance that the investment adviser will succeed in avoiding realized net capital gains.

                       APPENDIX B - PROXY VOTING POLICIES

                         LAUDUS VARIABLE INSURANCE TRUST

                DESCRIPTION OF PROXY VOTING POLICY AND PROCEDURES

Charles Schwab Investment Management ("CSIM"), as an investment adviser, is generally responsible for voting proxies with respect to the securities held in accounts of investment companies for which it provides discretionary investment management services. CSIM's Proxy Committee exercises and documents CSIM's responsibility with regard to voting of client proxies (the "Proxy Committee"). The Proxy Committee is composed of representatives of CSIM's Compliance, Fund Administration, Legal and Portfolio Management Departments, and chaired by CSIM's Chief Investment Officer. The Chairman of the Committee may appoint the remaining members of the Committee. The Proxy Committee reviews and, as necessary, may amend periodically these Procedures to address new or revised proxy voting policies or procedures. The policies stated in these Proxy Voting Policy and Procedures (the "CSIM Proxy Procedures") pertain to all of CSIM's clients.

The Boards of Trustees (the "Trustees") of Laudus Trust and Laudus Variable Insurance Trust (collectively, the "Funds" or "Laudus Funds") has delegated the responsibility for voting proxies to CSIM through their respective Investment Advisory and Administration Agreements. The Trustees have adopted these Proxy Procedures with respect to proxies voted on behalf of the various Laudus Funds portfolios. CSIM will present amendments to the Trustees for approval. However, there may be circumstances where the Proxy Committee deems it advisable to amend the Proxy Procedures between regular Laudus Funds Board meetings. In such cases, the Trustees will be asked to ratify any changes at the next regular meeting of the Board.

To assist CSIM in its responsibility for voting proxies and the overall proxy voting process, CSIM has retained Institutional Shareholder Services ("ISS") as an expert in the proxy voting and corporate governance area. ISS is an independent company that specializes in providing a variety of proxy-related services to institutional investment managers, plan sponsors, custodians, consultants, and other institutional investors. The services provided by ISS include in-depth research, global issuer analysis, and voting recommendations as well as vote execution, reporting and record keeping.

PROXY VOTING POLICY

For investment companies and other clients for which CSIM exercises its responsibility for voting proxies, it is CSIM's policy to vote proxies in the manner that CSIM and the Proxy Committee determine will maximize the economic benefit to CSIM's clients. In furtherance of this policy, the Proxy Committee has received and reviewed ISS's written proxy voting policies and procedures ("ISS's Proxy Procedures") and has determined that ISS's Proxy Procedures are consistent with the CSIM Proxy Procedures and CSIM's fiduciary duty with respect to its clients. The Proxy Committee will review any material amendments to ISS's Proxy Procedures to determine whether such procedures continue to be consistent with the CSIM Proxy Voting Procedures, and CSIM's fiduciary duty with respect to its clients.

Except under the circumstances described below, the Proxy Committee will delegate to ISS responsibility for voting proxies, including timely submission of votes, on behalf of CSIM's clients in accordance with ISS's Proxy Procedures.

For proxy issues that are not addressed by ISS's Proxy Procedures or are determined by the Proxy Committee or the applicable portfolio manager or other relevant portfolio management staff to raise significant concerns with respect to the accounts of CSIM clients, the Proxy Committee will review the analysis and recommendation of ISS. Examples of factors that could cause a matter to raise significant concerns include, but are not limited to: issues whose outcome has the potential to materially affect the company's industry, or regional or national economy, and matters which involve broad public policy developments which may similarly materially affect the environment in which the company operates. The Proxy Committee also will solicit input from the assigned portfolio manager and other relevant portfolio management staff for the particular portfolio security. After evaluating all such recommendations, the Proxy Committee will decide how to vote the shares and will instruct ISS to vote consistent with its decision. The Proxy Committee has the ultimate responsibility for making the determination of how to vote the shares in order to maximize the value of that particular holding.

With respect to proxies of an affiliated mutual fund, the Proxy Committee will vote such proxies in the same proportion as the vote of all other shareholders of the fund (i.e., "echo vote"), unless otherwise required by law. When required by law, the Proxy Committee will also "echo vote" proxies of an unaffiliated mutual fund. For example, certain exemptive orders issued to the Schwab Funds by the Securities and Exchange Commission and Section 12(d)(1)(F) of the Investment Company Act of 1940, as amended, require the Schwab Funds, under certain circumstances, to "echo vote" proxies of registered investment companies that serve as underlying investments of the Schwab Funds. When not required to "echo vote," the Proxy Committee will delegate to ISS responsibility for voting proxies of an unaffiliated mutual fund in accordance with ISS's Proxy Procedures.

      Conflicts of Interest. Except as described above for proxies of mutual funds, for proxy issues that present material conflicts of interest between CSIM, and/or any of its affiliates, and CSIM's clients, CSIM will delegate to ISS responsibility for voting such proxies in accordance with ISS's Proxy Procedures. The CSIM Legal Department is responsible for developing procedures to identify material conflicts of interest.

      Voting Foreign Proxies. CSIM has arrangements with ISS for voting proxies. However, voting proxies with respect to shares of foreign securities may involve significantly greater effort and corresponding cost than voting proxies with respect to domestic securities, due to the variety of regulatory schemes and corporate practices in foreign countries with respect to proxy voting. Problems voting foreign proxies may include the following:

      -     proxy statements and ballots written in a foreign language;

      -     untimely and/or inadequate notice of shareholder meetings;

      -     restrictions of foreigner's ability to exercise votes;

      -     requirements to vote proxies in person;

      - the imposition of restrictions on the sale of securities for a period of time in proximity to the shareholder meeting;

      - requirements to provide local agents with power of attorney to facilitate CSIM's voting instructions.

In consideration of the foregoing issues, ISS uses its best-efforts to vote foreign proxies. As part of its ongoing oversight, the Proxy Committee will monitor the voting of foreign proxies to determine whether all reasonable steps are taken to vote foreign proxies. If the Proxy Committee determines that the cost associated with the attempt to vote outweighs the potential benefits clients may derive from voting, the Proxy Committee may decide not to attempt to vote.

        Sub-Advisory Relationships. For investment companies or other clients that CSIM has delegated day-to-day investment management responsibilities to an investment adviser, CSIM may delegate its responsibility to vote proxies with respect to such investment companies' or other clients' securities. Each Sub-adviser to whom proxy voting responsibility has been delegated will be required to review all proxy solicitation material and to exercise the voting rights associated with the securities as it has been allocated in the best interest of each investment company and its shareholders, or other client. Prior to delegating the proxy voting responsibility, CSIM will review each sub-adviser's proxy voting policy to ensure that each Sub-adviser's proxy voting policy is generally consistent with the maximization of economic benefits to the investment company or other client.

REPORTING AND RECORD RETENTION

CSIM will maintain, or cause ISS to maintain, records which identify the manner in which proxies have been voted (or not voted) on behalf of CSIM clients. CSIM will comply with all applicable rules and regulations regarding disclosure of its or its clients proxy voting records and procedures.

CSIM will retain all proxy voting materials and supporting documentation as required under the Investment Advisers Act of 1940 and the rules and regulations thereunder.

PROXY COMMITTEE QUORUM

Attendance by four members (or their respective designates) constitutes a quorum.

CONCISE SUMMARY OF ISS 2007 PROXY VOTING GUIDELINES

Effective for Meetings on or after Feb. 1, 2007
Updated Dec. 15, 2006

                                  1. AUDITORS

AUDITOR RATIFICATION

Vote FOR proposals to ratify auditors, unless any of the following apply:

      - An auditor has a financial interest in or association with the company, and is therefore not independent,

      - There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position; or

      -     Fees for non-audit services ("Other" fees) are excessive.

                             2. BOARD OF DIRECTORS

VOTING ON DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS

Vote CASE-BY-CASE on director nominees, examining, but not limited to, the following factors:

      -     Composition of the board and key board committees;

      -     Attendance at board and committee meetings;

      -     Corporate governance provisions and takeover activity;

      -     Disclosures under Section 404 of Sarbanes-Oxley Act;

      -     Long-term company performance relative to a market and peer index;

      -     Extent of the director's investment in the company;

      -     Existence of related party transactions;

      -     Whether the chairman is also serving as CEO;

      -     Whether a retired CEO sits on the board;

      -     Number of outside boards at which a director serves;

      - Majority vote standard for director elections without a provision to allow for plurality voting when there are more nominees than seats.

WITHHOLD from individual directors who:

      - Attend less than 75 percent of the board and committee meetings without a valid excuse (such as illness, service to the nation, work on behalf of the company);

      -     Sit on more than six public company boards;

      - Are CEOs of public companies who sit on the boards of more than two public companies besides their own (withhold only at their outside boards).

WITHHOLD from the entire board of directors, (except from new nominees, who should be considered on a CASE-BY-CASE basis) if:

      - The company's proxy indicates that not all directors attended 75% of the aggregate of their board and committee meetings, but fails to provide the required disclosure of the names of the directors involved. If this information cannot be obtained, withhold from all incumbent directors;

      - The company's poison pill has a dead-hand or modified dead-hand feature. Withhold every year until this feature is removed;

      - The board adopts or renews a poison pill without shareholder approval since the beginning of 2005, does not commit to putting it to shareholder vote within 12 months of adoption, or reneges on a commitment to put the pill to a vote, and has not yet received a withhold recommendation for this issue;

      - The board failed to act on a shareholder proposal that received approval by a majority of the shares outstanding the previous year;

      - The board failed to act on a shareholder proposal that received approval of the majority of shares cast for the previous two consecutive years;

      - The board failed to act on takeover offers where the majority of the shareholders tendered their shares;

      - At the previous board election, any director received more than 50 percent withhold votes of the shares cast and the company has failed to address the issue(s) that caused the high withhold rate;

      - The company is a Russell 3000 company that underperformed its industry group (GICS group) under the criteria discussed in the section "Performance Test for Directors".

WITHHOLD from Inside Directors and Affiliated Outside Directors (per the Classification of Directors below) when:

      - The inside or affiliated outside director serves on any of the three key committees: audit, compensation, or nominating;

      - The company lacks an audit, compensation, or nominating committee so that the full board functions as that committee;

      - The company lacks a formal nominating committee, even if board attests that the independent directors fulfill the functions of such a committee;

      -     The full board is less than majority independent.

WITHHOLD from the members of the Audit Committee if:

      - The non - audit fees paid to the auditor are excessive (see discussion under Auditor Ratification);

      - A material weakness identified in the Section 404 Sarbanes-Oxley Act disclosures rises to a level of serious concern; there are chronic internal control issues and an absence of established effective control mechanisms;

      - There is persuasive evidence that the audit committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.

WITHHOLD from the members of the Compensation Committee if:

      - There is a negative correlation between the chief executive's pay and company performance (see discussion under Equity Compensation Plans);

      - The company reprices underwater options for stock, cash or other consideration without prior shareholder approval, even if allowed in their equity plan;

      - The company fails to submit one-time transfers of stock options to a shareholder vote;

      - The company fails to fulfill the terms of a burn rate commitment they made to shareholders;

      -     The company has backdated options (see "Options Backdating" policy);

      - The company has poor compensation practices (see "Poor Pay Practices" policy). Poor pay practices may warrant withholding votes from the CEO and potentially the entire board as well.

WITHHOLD from directors, individually or the entire board, for egregious actions or failure to replace management as appropriate.

CLASSIFICATION/DECLASSIFICATION OF THE BOARD

Vote AGAINST proposals to classify the board. Vote FOR proposals to repeal classified boards, and to elect all directors annually.

INDEPENDENT CHAIR (SEPARATE CHAIR/CEO)

Generally vote FOR shareholder proposals requiring an independent director fill the position of chair, unless there are compelling reasons to recommend against the proposal, such as a counterbalancing governance structure. This should include all of the following:

      - Has a designated lead director, elected by and from the independent board members with clearly delineated and comprehensive duties. (The role may alternatively reside with a presiding director, vice chairman, or rotating lead director; however the director must serve a minimum of one year in order to qualify as a lead director.) At a minimum these should include:

            - Presiding at all meetings of the board at which the chairman is not present, including executive sessions of the independent directors,

            - Serving as liaison between the chairman and the independent directors,

            -     Approving information sent to the board,

            -     Approving meeting agendas for the board,

            - Approves meetings schedules to assure that there is sufficient time for discussion of all agenda items,

            - Having the authority to call meetings of the independent directors,

            - If requested by major shareholders, ensuring that he is available for consultation and direct communication;

      -     Two-thirds independent board;

      -     All-independent key committees;

      -     Established governance guidelines;

      -     The company does not under-perform its peers*.

*Starting in 2007, the industry peer group used for this evaluation will change from the 4-digit GICS group to the average of the 12 companies in the same 6-digit GICS group that are closest in revenue to the company, and identified on the Executive compensation page of proxy analyses. To fail, the company must under-perform its index and industry group on all 4 measures (1 and 3 year performance, on industry peers, and index).

MAJORITY VOTE SHAREHOLDER PROPOSALS

Generally vote FOR precatory and binding resolutions requesting that the board change the company's bylaws to stipulate that directors need to be elected with an affirmative majority of votes cast, provided it does not conflict with the state law where the company is incorporated. Binding resolutions need to allow for a carve-out for a plurality vote standard when there are more nominees than board seats. Companies are strongly encouraged to also adopt a post-election policy (also know as a director resignation policy) that will provide guidelines so that the company will promptly address the situation of a holdover director.

                               3. PROXY CONTESTS

VOTING FOR DIRECTOR NOMINEES IN CONTESTED ELECTIONS

Vote CASE-BY-CASE on the election of directors in contested elections, considering the following factors:

      - Long-term financial performance of the target company relative to its industry;

      -     Management's track record;

      -     Background to the proxy contest;

      -     Qualifications of director nominees (both slates);

      - Strategic plan of dissident slate and quality of critique against management;

      - Likelihood that the proposed goals and objectives can be achieved (both slates);

      -     Stock ownership positions.

REIMBURSING PROXY SOLICITATION EXPENSES

Vote CASE-BY-CASE on proposals to reimburse proxy solicitation expenses. When voting in conjunction with support of a dissident slate, vote FOR the reimbursement of all appropriate proxy solicitation expenses associated with the election.

                              4. TAKEOVER DEFENSES

POISON PILLS

Vote FOR shareholder proposals requesting that the company submit its poison pill to a shareholder vote or redeem it UNLESS the company has: (1) A shareholder approved poison pill in place; or (2) The company has adopted a policy concerning the adoption of a pill in the future specifying that the board will only adopt a shareholder rights plan if either:

      -     Shareholders have approved the adoption of the plan; or

      - The board, in its exercise of its fiduciary responsibilities, determines that it is in the best interest of shareholders under the circumstances to adopt a pill without the delay in adoption that would result from seeking stockholder approval (i.e. the "fiduciary out" provision). A poison pill adopted under this fiduciary out will be put to a shareholder ratification vote within twelve months of adoption or expire. If the pill is not approved by a majority of the votes cast on this issue, the plan will immediately terminate.

Vote FOR shareholder proposals calling for poison pills to be put to a vote within a time period of less than one year after adoption. If the company has no non-shareholder approved poison pill in place and has adopted a policy with the provisions outlined above, vote AGAINST the proposal. If these conditions are not met, vote FOR the proposal, but with the caveat that a vote within twelve months would be considered sufficient.

Vote CASE-by-CASE on management proposals on poison pill ratification, focusing on the features of the shareholder rights plan. Rights plans should contain the following attributes:

      -     No lower than a 20% trigger, flip-in or flip-over;

      -     A term of no more than three years;

      - No dead-hand, slow-hand, no-hand or similar feature that limits the ability of a future board to redeem the pill;

      - Shareholder redemption feature (qualifying offer clause); if the board refuses to redeem the pill 90 days after a qualifying offer is announced, ten percent of the shares may call a special meeting or seek a written consent to vote on rescinding the pill.

SUPERMAJORITY VOTE REQUIREMENTS

Vote AGAINST proposals to require a supermajority shareholder vote.

Vote FOR proposals to lower supermajority vote requirements.

                     5. MERGERS AND CORPORATE RESTRUCTURINGS

For mergers and acquisitions, review and evaluate the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:

      - Valuation - Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, emphasis is placed on the offer premium, market reaction and strategic rationale.

      - Market reaction - How has the market responded to the proposed deal? A negative market reaction should cause closer scrutiny of a deal.

      - Strategic rationale - Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.

      - Negotiations and process - Were the terms of the transaction negotiated at arm's-length? Was the process fair and equitable? A fair process helps to ensure the best price for shareholders. Significant negotiation "wins" can also signify the deal makers' competency. The comprehensiveness of the sales process (e.g., full auction, partial auction, no auction) can also affect shareholder value.

      - Conflicts of interest - Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? As the result of potential conflicts, the directors and officers of the company may be more likely to vote to approve a merger than if they did not hold these interests. Consider whether these interests may have influenced these directors and officers to support or recommend the merger. The CIC figure presented in the "ISS Transaction Summary" section of this report is an aggregate figure that can in certain cases be a misleading indicator of the true value transfer from shareholders to insiders. Where such figure appears to be excessive, analyze the underlying assumptions to determine whether a potential conflict exists.

      - Governance - Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.

                            6. STATE OF INCORPORATION

REINCORPORATION PROPOSALS

Vote CASE-BY-CASE on proposals to change a company's state of incorporation, taking into consideration both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, comparative economic benefits, and a comparison of the jurisdictional laws. Vote FOR re-incorporation when the economic factors outweigh any neutral or negative governance changes.

                              7. CAPITAL STRUCTURE

COMMON STOCK AUTHORIZATION

Vote CASE-BY-CASE on proposals to increase the number of shares of common stock authorized for issuance using a model developed by ISS. Vote FOR proposals to approve increases beyond the allowable increase when a company's shares are in danger of being de-listed or if a company's ability to continue to operate as a going concern is uncertain.

In addition, for capital requests that are less than or equal to 300 percent of the current authorized shares and that marginally fail the calculated allowable cap (i.e., exceed the allowable cap by no more than 5 percent), vote on a CASE-BY-CASE basis. In this situation, vote FOR the increase based on the company's performance, and whether the company's ongoing use of shares has shown prudence.

ISSUE STOCK FOR USE WITH RIGHTS PLAN

Vote AGAINST proposals that increase authorized common stock for the explicit purpose of implementing a non-shareholder approved shareholder rights plan (poison pill).

PREFERRED STOCK

Vote AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights ("blank check" preferred stock). Vote FOR proposals to create "de-clawed" blank check preferred stock (stock that cannot be used as a takeover defense). Vote FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable. Vote AGAINST proposals to increase the number of blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose. Vote CASE-BY-CASE on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company's industry and performance in terms of shareholder returns.

                     8. EXECUTIVE AND DIRECTOR COMPENSATION

POOR PAY PRACTICES

WITHHOLD from compensation committee members, CEO, and potentially the entire board, if the company has poor compensation practices, such as:

- Egregious employment contracts (e.g., those containing multi-year guarantees for bonuses and grants);

- Excessive perks that dominate compensation (e.g., tax gross-ups for personal use of corporate aircraft);

- Huge bonus payouts without justifiable performance linkage or proper disclosure;

- Performance metrics that are changed (e.g., canceled or replaced during the performance period without adequate explanation of the action and the link to performance);

- Egregious pension/SERP (supplemental executive retirement plan) payouts (e.g., the inclusion of additional years of service not worked or inclusion of performance-based equity awards in the pension calculation);

- New CEO awarded an overly generous new hire package (e.g., including excessive "make whole" provisions or any of the poor pay practices listed in this policy);

- Excessive severance provisions (e.g., including excessive change in control payments);

- Change in control payouts without loss of job or substantial diminution of job duties;

-  Internal pay disparity;

-  Options backdating (covered in a separate policy); and

EQUITY COMPENSATION PLANS

Vote CASE-BY-CASE on equity-based compensation plans. Vote AGAINST the equity plan if any of the following factors apply:

   -  The total cost of the company's equity plans is unreasonable;

   - The plan expressly permits the repricing of stock options without prior shareholder approval;

   -  There is a disconnect between CEO pay and the company's performance;

   - The company's three year burn rate exceeds the greater of 2% and the mean plus 1 standard deviation of its industry group; or

   -  The plan is a vehicle for poor pay practices.

DIRECTOR COMPENSATION

Vote CASE-BY-CASE on compensation plans for non-employee directors, based on the cost of the plans against the company's allowable cap.

On occasion, director stock plans that set aside a relatively small number of shares when combined with employee or executive stock compensation plans exceed the allowable cap. Vote for the plan if ALL of the following qualitative factors in the board's compensation are met and disclosed in the proxy statement:

   - Director stock ownership guidelines with a minimum of three times the annual cash retainer.

   -  Vesting schedule or mandatory holding/deferral period:

      -  A minimum vesting of three years for stock options or restricted stock;
         or

      -  Deferred stock payable at the end of a three-year deferral period.

   -  Mix between cash and equity:

      - A balanced mix of cash and equity, for example 40% cash/60% equity or 50% cash/50% equity; or

      - If the mix is heavier on the equity component, the vesting schedule or deferral period should be more stringent, with the lesser of five years or the term of directorship.

   - No retirement/benefits and perquisites provided to non-employee directors; and

   - Detailed disclosure provided on cash and equity compensation delivered to each non-employee director for the most recent fiscal year in a table. The column headers for the table may include the following: name of each non-employee director, annual retainer, board meeting fees, committee retainer, committee-meeting fees, and equity grants.

EMPLOYEE STOCK PURCHASE PLANS--QUALIFIED PLANS

Vote CASE-BY-CASE on qualified employee stock purchase plans. Vote FOR employee stock purchase plans where all of the following apply:

   -  Purchase price is at least 85% of fair market value;

   -  Offering period is 27 months or less; and

   - The number of shares allocated to the plan is ten percent or less of the outstanding shares.

EMPLOYEE STOCK PURCHASE PLANS--NON-QUALIFIED PLANS

Vote CASE-by-CASE on nonqualified employee stock purchase plans. Vote FOR nonqualified employee stock purchase plans with all the following features:

   - Broad-based participation (i.e., all employees of the company with the exclusion of individuals with 5% or more of beneficial ownership of the company);

   - Limits on employee contribution, which may be a fixed dollar amount or expressed as a percent of base salary;

   - Company matching contribution up to 25% of employee's contribution, which is effectively a discount of 20% from market value;

   - No discount on the stock price on the date of purchase, since there is a company matching contribution.

OPTIONS BACKDATING

In cases where a company has practiced options backdating, WITHHOLD on a CASE-BY-CASE basis from the members of the compensation committee, depending on the severity of the practices and the subsequent corrective actions on the part of the board. WITHHOLD from the compensation committee members who oversaw the questionable options grant practices or from current compensation committee members who fail to respond to the issue proactively, depending on several factors, including, but not limited to:

   - Reason and motive for the options backdating issue, such as inadvertent vs. deliberate grant date changes;

   -  Length of time of options backdating;

   -  Size of restatement due to options backdating;

   - Corrective actions taken by the board or compensation committee, such as canceling or repricing backdated options, or recouping option gains on backdated grants;

   - Adoption of a grant policy that prohibits backdating, and creation of a fixed grant schedule or window period for equity grants going forward.

SEVERANCE AGREEMENTS FOR EXECUTIVES/GOLDEN PARACHUTES

Vote FOR shareholder proposals to require golden parachutes or executive severance agreements to be submitted for shareholder ratification, unless the proposal requires shareholder approval prior to entering into employment contracts. Vote on a CASE-BY-CASE basis on proposals to ratify or cancel golden parachutes. An acceptable parachute should include, but is not limited to, the following:

   -  The triggering mechanism should be beyond the control of management;

   - The amount should not exceed three times base amount (defined as the average annual taxable W-2 compensation) during the five years prior to the year in which the change of control occurs;

   - Change-in-control payments should be double-triggered, i.e., (1) after a change in control has taken place, and (2) termination of the executive as a result of the change in control. Change in control is defined as a change in the company ownership structure.

                           9. CORPORATE RESPONSIBILITY

ANIMAL RIGHTS

Generally vote AGAINST proposals to phase out the use of animals in product testing unless:

   - The company is conducting animal testing programs that are unnecessary or not required by regulation;

   - The company is conducting animal testing when suitable alternatives are accepted and used at peer firms;

   - The company has been the subject of recent, significant controversy related to its testing programs.

DRUG PRICING AND RE-IMPORTATION

Generally vote AGAINST proposals requesting that companies implement specific price restraints on pharmaceutical products, unless the company fails to adhere to legislative guidelines or industry norms in its product pricing. Vote CASE-BY-CASE on proposals requesting that the company evaluate their product pricing considering:

   -  The existing level of disclosure on pricing policies;

   -  Deviation from established industry pricing norms;

   - The company's existing initiatives to provide its products to needy consumers;

   -  Whether the proposal focuses on specific products or geographic regions.

Generally vote FOR proposals requesting that companies report on the financial and legal impact of their policies regarding prescription drug re-importation unless such information is already publicly disclosed. Generally vote AGAINST proposals requesting that companies adopt specific policies to encourage or constrain prescription drug re-importation.

GENETICALLY MODIFIED FOODS

Vote AGAINST proposals asking companies to voluntarily label genetically engineered (GE) ingredients in their products, or alternatively to provide interim labeling and eventually eliminate GE ingredients due to the costs and feasibility of labeling and/or phasing out the use of GE ingredients.

TOBACCO

Most tobacco-related proposals (such as on second-hand smoke, advertising to youth, and spin-offs of tobacco-related business) should be evaluated on a CASE-BY-CASE basis.

TOXIC CHEMICALS

Generally vote FOR resolutions requesting that a company discloses its policies related to toxic chemicals. Vote CASE-BY-CASE on resolutions requesting that companies evaluate and disclose the potential financial and legal risks associated with utilizing certain chemicals. Generally vote AGAINST resolutions requiring that a company reformulate its products within a certain timeframe, unless such actions are required by law in specific markets.

ARCTIC NATIONAL WILDLIFE REFUGE

Generally vote AGAINST request for reports outlining potential environmental damage from drilling in the Arctic National Wildlife Refuge (ANWR) unless:

   - New legislation is adopted allowing development and drilling in the ANWR region;

   -  The company intends to pursue operations in the ANWR; and

   - The company has not disclosed an environmental risk report for its ANWR operations.

CONCENTRATED AREA FEEDING OPERATIONS (CAFOS)

Vote FOR resolutions requesting that companies report to shareholders on the risks and liabilities associated with CAFOs, unless:

   - The company has publicly disclosed guidelines for its corporate and contract farming operations, including compliance monitoring; or

   -  The company does not directly source from CAFOs.

GLOBAL WARMING AND KYOTO PROTOCOL COMPLIANCE

Generally vote FOR proposals requesting a report on greenhouse gas emissions from company operations and/or products unless this information is already publicly disclosed or such factors are not integral to the company's line of business. Generally vote AGAINST proposals that call for reduction in greenhouse gas emissions by specified amounts or within a restrictive time frame unless the company lags industry standards and has been the subject of recent, significant fines or litigation resulting from greenhouse gas emissions.

Generally vote FOR resolutions requesting that companies outline their preparations to comply with standards established by Kyoto Protocol signatory markets unless:

   -  The company does not maintain operations in Kyoto signatory markets;

   - The company already evaluates and substantially discloses such information; or,

   - Greenhouse gas emissions do not significantly impact the company's core businesses.

POLITICAL CONTRIBUTIONS

Vote CASE-BY-CASE on proposals to improve the disclosure of a company's political contributions considering: recent significant controversy or litigation related to the company's political contributions or governmental affairs; and the public availability of a policy on political contributions. Vote AGAINST proposals barring the company from making political contributions.

LINK EXECUTIVE COMPENSATION TO SOCIAL PERFORMANCE

Vote CASE-BY-CASE on proposals to review ways of linking executive compensation to social factors, such as corporate downsizings, customer or employee satisfaction, community involvement, human rights, environmental performance, predatory lending, and executive/employee pay disparities.

OUTSOURCING/OFF-SHORING

Vote CASE-BY-CASE on proposals calling for companies to report on the risks associated with outsourcing, considering: the risks associated with certain international markets; the utility of such a report to shareholders; the existence of a publicly available code of corporate conduct that applies to international operations.

COUNTRY-SPECIFIC HUMAN RIGHTS REPORTS

Vote CASE-BY-CASE on requests for reports detailing the company's operations in a particular country and on proposals to implement certain human rights standards at company facilities or those of its suppliers and to commit to outside, independent monitoring.

                             10. MUTUAL FUND PROXIES

ELECTION OF DIRECTORS

Vote CASE-BY-CASE on the election of directors and trustees, following the same guidelines for uncontested directors for public company shareholder meetings. However, mutual fund boards do not usually have compensation committees, so do not withhold for the lack of this committee.

CONVERTING CLOSED-END FUND TO OPEN-END FUND

Vote CASE-BY-CASE on conversion proposals, considering the following factors:

   -  Past performance as a closed-end fund;

   -  Market in which the fund invests;

   -  Measures taken by the board to address the discount; and

   -  Past shareholder activism, board activity, and votes on related proposals.

ESTABLISH DIRECTOR OWNERSHIP REQUIREMENT

Generally vote AGAINST shareholder proposals that mandate a specific minimum amount of stock that directors must own in order to qualify as a director or to remain on the board.

REIMBURSE SHAREHOLDER FOR EXPENSES INCURRED

Vote CASE-BY-CASE on shareholder proposals to reimburse proxy solicitation expenses. When supporting the dissidents, vote FOR the reimbursement of the proxy solicitation expenses.

PART C:  OTHER INFORMATION
          THE LAUDUS SHORT-TERM GOVERNMENT SECURITIES FUND ONLY

ITEM 23. EXHIBITS.

      (a)   (1)   Agreement and Declaration of Trust of the Registrant --
                  incorporated by reference to the Registration Statement filed on April 20, 1998;

            (2) Amendment No. 1 to Agreement and Declaration of Trust of the Registrant -- incorporated by reference to the Registration Statement filed on April 20, 1998;

            (3) Amendment No. 2 to Agreement and Declaration of Trust of the Registrant -- incorporated by reference to Post-Effective Amendment No. 7 filed on April 30, 2003;

            (4) Amendment No. 3 (filed March 22, 2004) to Agreement and Declaration of Trust of the Registrant -- incorporated by reference to Post-Effective Amendment No. 10 filed on February 24, 2005;

            (5) Amendment No. 3 (filed March 30, 2004) to Agreement and Declaration of Trust of the Registrant -- incorporated by reference to Post-Effective Amendment No. 9 filed on April 29, 2004;

      (b) By-Laws of the Registrant -- incorporated by reference to the Registration Statement filed on April 20, 1998;

      (c) Reference is made to Sections 6 and 8 of the Agreement and Declaration of Trust of the Registrant;

      (d) Management Contract between the Registrant on behalf of its Laudus Short-Term Government Securities Fund and Charles Schwab Investment Management, Inc. -- to be filed by amendment as exhibit (d);

      (e) Distribution Agreement between the Registrant, Charles Schwab Investment Management, Inc. and Charles Schwab & Co., Inc. -- to be filed by amendment as exhibit (e);

      (f)   None;

      (g) Custody Agreement between the Registrant and State Street Bank and Trust Company -- to be filed by amendment as exhibit (g);

      (h)   (1)   Transfer Agency Agreement between the Registrant and Charles
                  Schwab & Co., Inc -- to be filed by amendment as exhibit
                  (h)(1);

            (2) Administration Agreement between the Registrant and State Street Bank and Trust -- to be filed by amendment as exhibit
                  (h)(2);

            (3) Fund Accounting Agreement between the Registrant and State Street Bank and Trust -- to be filed by amendment as exhibit
                  (h)(3);

      (i) Opinion and Consent of Counsel -- to be filed by amendment as exhibit (i);

      (j)   Inapplicable;

      (k)   None;

      (l)   None;

      (m)   None;

      (n)   None;

      (o)   Not Applicable;

      (p) Code of Ethics of the Registrant and Charles Schwab Investment Management, Inc., investment advisor to the Fund -- incorporated by reference to Post-Effective Amendment No. 12 filed on April 29, 2005;

      (q)   (1)   Power of Attorney of Mariann Byerwalter -- is electronically filed herein as Exhibit (q)(1), File. No. 811-9759;

            (2) Power of Attorney of John D. Collins -- is electronically filed herein as Exhibit (q)(2), File. No. 811-9759;

            (3) Power of Attorney of Evelyn Dilsaver - is electronically filed herein as Exhibit (q)(3), File. No. 811-9759;

            (4) Power of Attorney of Rodman L. Drake -- is electronically filed herein as Exhibit (q)(4), File. No. 811-9759;

            (5) Power of Attorney of Nils Hakansson -- is electronically filed herein as Exhibit (q)(5), File. No. 811-9759;

            (6) Power of Attorney of Morrill Melton Hall, Jr., -- is electronically filed herein as Exhibit (q)(6), File. No. 811-9759;

            (7) Power of Attorney of William A. Hasler -- is electronically filed herein as Exhibit (q)(7), File. No. 811-9759;

            (8) Power of Attorney of Randall W. Merk -- is electronically filed herein as Exhibit (q)(8), File. No. 811-9759;

            (9) Power of Attorney of George Pereira -- is electronically filed herein as Exhibit (q)(9), File. No. 811-9759;

            (10) Power of Attorney of Jonathan Piel -- is electronically filed herein as Exhibit (q)(10), File. No. 811-9759;

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT.

      The Board of Trustees of the Registrant is identical to that of the Laudus Trust and similar to the Board of Trustees of other Funds advised by Charles Schwab Investment Management, Inc. However, the officers of these Funds are different. That fact, together with the fact that the power residing in the respective boards and officers arises as the result of an official position with the respective Funds leads the Registrant to take the position that it is not under common control with these other Funds.


ITEM 25. INDEMNIFICATION.

(a) Indemnification

Article VIII of the Registrant's Agreement and Declaration of Trust (Exhibit (1) hereto, which is incorporated by reference) provides in effect that Registrant will indemnify its officers and trustees against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise, or as fines and penalties, and counsel fees reasonably incurred by any such officer or trustee in connection with the defense or disposition of any action, suit, or other proceeding. However, in accordance with Section 17(h) and 17(i) of the 1940 Act and its own terms, said Agreement and Declaration of Trust does not protect any person against any liability to Registrant or its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. In any event, Registrant will comply with 1940 Act Releases No. 7221 and 11330 respecting the permissible boundaries of indemnification by an investment company of its officers and trustees.

      Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.


ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

      The Registrant's investment adviser, Charles Schwab Investment Management, Inc., a Delaware corporation, organized in October 1989, also serves as the investment manager to the Laudus Trust, Schwab Capital Trust, The Charles Schwab Family of Funds, Schwab Investments, and Schwab Annuity Portfolios, each an open-end, management investment company. The principal place of business of the investment adviser is 101 Montgomery Street, San Francisco, California 94104. The only business in which the investment adviser engages is that of investment adviser and administrator to the Schwab Capital Trust, The Charles Schwab Family of Funds, Schwab Investments, Schwab Annuity Portfolios and any other investment companies that Schwab may sponsor in the future, investment adviser to the Registrant and the Laudus Trust and an investment adviser to certain non-investment company clients.

The business, profession, vocation or employment of a substantial nature in which each director and/or senior or executive officer of the investment adviser
(CSIM) is or has been engaged during the past two fiscal years is listed below. The name of any company for which any director and/or senior or executive officer of the investment adviser serves as director, officer, employee, partner or trustee is also listed below.

NAME AND POSITION WITH ADVISER                                                 CONNECTION WITH
                                            NAME OF COMPANY                     OTHER COMPANY
Charles R. Schwab                    Charles Schwab & Co., Inc.        Chairman
Chairman
                                     The Charles Schwab Bank, N.A.     Chairman, Director
                                     The Charles Schwab Corporation    Chairman; Chief Executive
                                                                       Officer
                                     Schwab Holdings, Inc.             Chief Executive Officer
                                     Schwab International Holdings,    Chairman and Chief Executive
                                     Inc.                              Officer
                                     Schwab (SIS) Holdings, Inc.       Chairman and Chief Executive
                                                                       Officer
                                     Charles Schwab Holdings (UK)      Chairman
                                     United States Trust Company of    Chairman, Director
                                     New York

NAME AND POSITION WITH ADVISER                                                 CONNECTION WITH
                                            NAME OF COMPANY                     OTHER COMPANY
                                     U.S. Trust Company                Chairman, Director
                                     U.S. Trust Corporation            Chairman, Director
                                     All Kinds of Minds                Director
                                     Charles and Helen Schwab          Director
                                     Foundation
                                     Stanford University               Trustee
                                     Schwab Funds                      Trustee and Chairman

Evelyn S. Dilsaver                   Charles Schwab & Co., Inc.        Executive Vice President.
President and Chief Executive                                          From June 2003 to July 2004,
Officer, Director                                                      Senior Vice President of the
                                                                       Asset Management Products
                                                                       and Services.
                                     Schwab Funds                      President and Chief Executive
                                                                       Officer
                                     Laudus Trust and Laudus           President and Chief Executive
                                     Variable Insurance Trust          Officer

                                     Excelsior Funds Inc.              President
                                     Excelsior Tax-Exempt Funds,
                                     Inc.
                                     Excelsior Funds Trust

                                     Mutual Fund Division, UST         President
                                     Advisers, Inc.
                                     Longs Drug Stores Corporation     Director

Catherine MacGregor                  Schwab Funds                      Vice President
Vice President and Chief Counsel,
Laudus Funds
                                     Charles Schwab & Co. Inc.         Vice President
                                     Laudus Trust and Laudus           Chief Legal Officer
                                     Variable Insurance Trust
                                     Excelsior Funds Inc.              Vice President
                                     Excelsior Tax-Exempt Funds,
                                     Inc.
                                     Excelsior Funds Trust

Koji Felton                          Schwab Funds                      Secretary and Chief Legal
Senior Vice President, Chief                                           Officer
Counsel and Corporate Secretary
                                     Charles Schwab & Co. Inc.         Senior Vice President, Deputy
                                                                       General Counsel
                                     Excelsior Funds Inc.              Chief Legal Officer
                                     Excelsior Tax-Exempt Funds,
                                     Inc.
                                     Excelsior Funds Trust

NAME AND POSITION WITH ADVISER                                                 CONNECTION WITH
                                            NAME OF COMPANY                     OTHER COMPANY
George Pereira                       Schwab Funds                      Treasurer and Principal
Senior Vice President and                                              Financial Officer
Chief Financial Officer
                                     Laudus Trust and Laudus           Chief Financial Officer
                                     Variable Insurance Trust
                                     Excelsior Funds Inc.              Chief Financial Officer and
                                     Excelsior Tax-Exempt Funds,       Chief Accounting Officer
                                     Inc.
                                     Excelsior Funds Trust
                                     Mutual Fund Division, UST         Chief Financial Officer
                                     Advisers, Inc.
                                     Charles Schwab Worldwide          Director
                                     Funds, PLC
                                     Charles Schwab Asset              Director
                                     Management (Ireland) Limited

Randall W. Merk                      Charles Schwab & Co., Inc.        Executive Vice President and
Trustee                                                                President, AMPS Enterprise.
                                                                       From September 2002 to July
                                                                       2004, Mr. Merk was President
                                                                       & CEO of CSIM.

                                     Laudus Trust                      Trustee
                                     Laudus Variable Insurance Trust
                                     Excelsior Funds Inc.              Trustee
                                     Excelsior Tax-Exempt Funds,
                                     Inc.
                                     Excelsior Funds Trust
                                     Charles Schwab Worldwide          Director
                                     Funds, PLC
                                     Charles Schwab Asset              Director
                                     Management (Ireland) Limited

Jeffrey M. Mortimer                  Laudus Trust and Laudus           Vice President and Chief
Senior Vice President and            Variable Insurance Trust          Investment Officer
Chief Investment Officer, Equities
                                     Schwab Funds                      Senior Vice President and Chief
                                                                       Investment Officer

Randall Fillmore                     Schwab Funds                      Chief Compliance Officer
Senior Vice President and Chief
Compliance Officer
                                     Laudus Trust and Laudus           Chief Compliance Officer
                                     Variable Insurance Trust

                                     Charles Schwab & Co., Inc.        Senior Vice President

                                     Excelsior Funds Inc.              Chief Compliance Officer
                                     Excelsior Tax-Exempt Funds,
                                     Inc.

NAME AND POSITION WITH ADVISER                                                 CONNECTION WITH
                                            NAME OF COMPANY                     OTHER COMPANY
                                     Excelsior Funds Trust

Kimon P. Daifotis                    Schwab Funds                      Senior Vice President and Chief
Senior Vice President and Chief                                        Investment Officer
Investment Officer, Fixed Income

ITEM 27. PRINCIPAL UNDERWRITERS:

(a) Charles Schwab & Co. Inc., (the "Distributor") is the principal underwriter of the Trust's shares. The Distributor is also the principal underwriter for the Schwab Capital Trust, Schwab Investments, Schwab Family of Funds, and Schwab Annuity Portfolios.

(c)   None

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS.

      All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act, as amended, and the Rules thereunder will be maintained at the offices of:

1)    Laudus Variable Insurance Trust
      101 Montgomery Street
      San Francisco, CA 94104

2)    Charles Schwab Investment Management, Inc.
      101 Montgomery Street
      San Francisco, CA 94104
      Rule 31a-1 (b)(1),(2),(3), (4), (5), (6), (7), (8), (9), (10), (11)
      Rule 31a-2 (a)
      Rule 31a-1 (d)
      Rule 31a-2 (c)
      Rule 31a-1 (f)
      Rule 31a-2 (e)

ITEM 29. MANAGEMENT SERVICES.

None.

ITEM 30. UNDERTAKINGS.

      The Registrant undertakes to comply with the last three paragraphs of
Section 16(c) of the 1940 Act as though such provisions of the Act were applicable to the Trust.

                                     NOTICE

      A copy of the Agreement and Declaration of Trust, as amended, of the Registrant is on file with the Secretary of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and that the obligations of or arising out of this instrument are not binding for any of the trustees or shareholders individually but are binding only upon the assets and property of the Registrant.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 14 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of San Francisco, and the State of California, on the 2nd day of April, 2007.

                                       LAUDUS VARIABLE INSURANCE TRUST

                                       By:              *
                                            -----------------------------------
                                           Evelyn Dilsaver
                                           President and Chief Executive Officer

         Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following persons in the capacities indicated this 2nd day of April, 2007.


             Signature                           Title


         *                 President and Chief Executive Officer
-------------------------
Evelyn Dilsaver


         *                 Vice President, Treasurer and Chief Financial Officer
-------------------------
George Pereira

         *                            Trustee
-------------------------
Mariann Byerwalter

         *                            Trustee
-------------------------
John D. Collins

         *                            Trustee
-------------------------
Rodman L. Drake

         *                            Trustee
-------------------------
Nils Hakansson

         *                            Trustee
--------------------------
Morrill Melton Hall, Jr.

         *                            Trustee
--------------------------
William A. Hasler

         *                            Trustee
--------------------------
Randall W. Merk

         *                            Trustee
-------------------------
Jonathan Piel



*By:     /S/ ALICE L. SCHULMAN
         ---------------------------
         Alice L. Schulman
         Pursuant to Power of Attorney

Date:    April 2, 2007

                                  Exhibit Index



Exh. No.           Document

(q)(1)             Power of Attorney of Mariann Byerwalter

(q)(2)             Power of Attorney of John D. Collins

(q)(3)             Power of Attorney of Evelyn Dilsaver

(q)(4)             Power of Attorney of Rodman L. Drake

(q)(5)             Power of Attorney of Nils Hakansson

(q)(6)             Power of Attorney of Morrill Melton Hall, Jr.

(q)(7)             Power of Attorney of William A. Hasler

(q)(8)             Power of Attorney of Randall W. Merk

(q)(9)             Power of Attorney of George Pereira

(q)(10)            Power of Attorney of Jonathan Piel